Filed electronically with the Securities and Exchange Commission on
                                 July 14, 2000

                                                               File No. 33-5724
                                                               File No. 811-4670

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.
                                              ---------
                  Post-Effective Amendment No. 45
                                               ---

                                                                  and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No. 48
                                --


                         Global/International Fund, Inc.
                         -------------------------------
               (Exact name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
                      ----------------------------- ------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                                Caroline Pearson
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston, MA 02110
                   ------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

                    Immediately upon filing pursuant to paragraph (b)
        -------

          X         on  July 14, 2000 pursuant to paragraph (b)
        -------

                    60 days after filing pursuant to paragraph (a)(1)
        -------

                    on  ___________  pursuant to paragraph (a)(1)
        -------

                    75 days after filing pursuant to paragraph (a)(2)
        -------

                    On ___________ pursuant to paragraph (a)(2) of Rule 485
        -------

If appropriate, check the following:

                  this post-effective amendment designates a new effective date
         ------   for a previously filed post-effective amendment

Part A of this Post-Effective Amendment No.45 to the Registration Statement is incorporated by reference in its entirety to Scudder Global Fund's Post-Effective Amendment No. 41 on Form N-1A filed on December 28, 1999 and to Scudder Emerging Markets Income Fund and Scudder Global Bond Fund's Post-Effective Amendment No. 43 on Form N-1A filed on February 29, 2000.

Part B of this Post-Effective Amendment No.45 to the Registration Statement is incorporated by reference in its entirety to the Scudder Global Fund's Post-Effective Amendment No. 41 on Form N-1A filed on December 28, 1999, to the Scudder Emerging Markets Income Fund and Scudder Global Bond Fund's Post-Effective Amendment No. 43 on Form N-1A filed on February 29, 2000, to the supplement to the Statement of Additional Information of Scudder Emerging Markets Income Fund and Scudder Global Bond Fund filed on January 7, 2000, the Annual Reports to Shareholders of Scudder Global Bond Fund and Scudder Emerging Markets Income Fund, each dated October 31, 1999 filed on Form N-30D on December 23, 1999 and December 29, 1999, respectively, the Semi-Annual Report to Shareholders of Scudder Global Fund dated February 29, 2000, filed on Form N-30D on April 24, 2000, the Annual Report to Shareholders of Scudder Global Fund dated August 31, 1999, filed on Form N-30D on October 21, 1999, the Semi-Annual Report to Shareholders of Scudder Global Bond Fund, dated April 30, 2000 and filed on Form N-30D on June 26, 2000, the Semi-Annual Report to Shareholders of Scudder Emerging Markets Income Fund dated April 30, 2000 and filed on Form N-30D on June 27, 2000, the supplement to the Statement of Additional Information of Scudder Global Fund filed on March 1, 2000, and the supplement to the Statements of Additional Information of Scudder Emerging Markets Income Fund, Scudder Global Bond Fund and Scudder Global Fund filed on May 1, 2000.

                                                                    SCUDDER
                                                                INVESTMENTS(SM)
                                                                    [LOGO]


Scudder Global Bond Fund
Scudder Emerging Markets Income Fund

Supplement to Prospectus Dated March 1, 2000

On or about October 2, 2000, each fund will offer two classes of shares to provide investors with different purchase options. The two classes are Class S and Class AARP. Each class has its own important features and policies. In addition, on or about September 25, 2000 for Scudder Global Bond Fund and October 2, 2000 for Scudder Emerging Markets Income Fund, all existing shares of each fund will be redesignated as Class S shares of that fund. Shares of Class AARP will be especially designed for members of AARP.

For your convenience, this supplement has been divided into two parts. Part I provides information relating to important changes to each fund generally. Part II provides information relating specifically to Class AARP. As always, you should refer to the prospectus for general information about each fund, including its investment approaches, risks, and portfolio managers, and for additional information relating to Class S, such as its historical performance and its purchase, redemption and exchange procedures.

PART I -- General Information about the Funds

On July 13, 2000, shareholders of each fund elected the following people to each fund's Board: Henry P. Becton, Jr., Linda C. Coughlin, Dawn-Marie Driscoll, Edgar R. Fiedler, Keith R. Fox, Joan E. Spero, Jean Gleason Stromberg, Jean C. Tempel and Steven Zaleznick.

The Funds' Track Records

Scudder Global Bond Fund -- Class S shares' year-to-date total return as of June 30, 2000 was -0.32%.

Scudder Emerging Markets Income Fund -- Class S shares' year-to-date total return as of June 30, 2000 was 4.30%.

How Much Investors Pay

Each fund has no sales charge or other shareholder fees. Each fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

                                            Scudder Global    Scudder Emerging
                                              Bond Fund     Markets Income Fund
--------------------------------------------------------------------------------
Shareholder Fees
(paid directly from your investment)             None               None
--------------------------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                  0.75%              1.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                         None               None
--------------------------------------------------------------------------------
Other Expenses*                                 0.38%              0.65%
                                           -------------------------------------
--------------------------------------------------------------------------------
Total Annual Operating Expenses                 1.13%              1.65%
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.375% for Scudder Global Bond Fund and 0.65% for Scudder Emerging Markets Income Fund.

The fees and expenses for Class S of each fund are being restated to reflect the implementation of a new fixed rate administrative fee. For Scudder Global Bond Fund, this new fee will become effective on or about September 25, 2000 for Class S, and on or about October 2, 2000 for Class AARP. For Scudder Emerging Markets Income Fund, this new fee will become effective on or about October 2, 2000.


--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above, this example is designed to help you compare each fund's expenses to those of other mutual funds. The example assumes the expenses above remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

                           1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
Scudder Global
Bond Fund                   $115          $359           $622         $1,375
--------------------------------------------------------------------------------
Scudder Emerging
Markets Income Fund         $168          $520           $897         $1,955
--------------------------------------------------------------------------------

Financial Highlights
Scudder Global Bond Fund -- Class S

--------------------------------------------------------------------------------
Years Ended October 31,      2000(a)   1999     1998     1997     1996    1995
--------------------------------------------------------------------------------
Net asset value, beginning
of period                   $ 9.34   $ 9.92   $ 9.71   $10.25   $10.53  $10.78
                            ----------------------------------------------------
--------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------
  Net investment income
  (loss)                       .22      .49      .62      .59      .67     .80
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investment transactions     (.47)    (.58)     .21     (.54)    (.28)   (.25)
                            ----------------------------------------------------
--------------------------------------------------------------------------------
  Total from investment       (.25)    (.09)     .83      .05      .39     .55
  operations
--------------------------------------------------------------------------------
Less distributions from:
--------------------------------------------------------------------------------
  Net investment income       (.22)    (.33)    (.60)    (.14)    (.42)   (.36)
--------------------------------------------------------------------------------
  Tax return of capital         --     (.16)    (.02)    (.45)    (.25)   (.44)
                            ----------------------------------------------------
--------------------------------------------------------------------------------
  Total distributions         (.22)    (.49)    (.62)    (.59)    (.67)   (.80)
--------------------------------------------------------------------------------
Net asset value, end
of period                   $ 8.87   $ 9.34   $ 9.92   $ 9.71   $10.25  $10.53
                            ----------------------------------------------------
--------------------------------------------------------------------------------
Total Return (%) (b)         (2.60)**  (.99)    8.91     0.66     3.97    5.43
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                    70       85      108      135      217     357
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)        1.81(c)* 1.41     1.48     1.39     1.28    1.20
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)        1.34(c)* 1.16     1.00     1.00     1.00    1.00
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)             4.80*    5.04     6.43     6.00     6.67    7.73
--------------------------------------------------------------------------------
Portfolio turnover rate (%)   64.1*   148.5    218.3    256.5    335.7   182.8
--------------------------------------------------------------------------------


(a)      For the six months ended April 30, 2000 (Unaudited).

(b) Total returns would have been lower had certain expenses not been reduced.

(c) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.69% and 1.25%, respectively.

*        Annualized

**       Not annualized

         On December 27, 1995, the Fund adopted its current name and objectives. Prior to that date, the Fund was known as the Scudder Short Term Global Income Fund and its investment objective was to provide high current income through short-term instruments. Financial information prior to December 27, 1995 should not be considered representative of the present Fund.

Scudder Emerging Markets Income Fund-- Class S

--------------------------------------------------------------------------------
Years Ended October 31,    2000(a)(b) 1999(b)  1998(b)  1997(b) 1996(b)   1995
--------------------------------------------------------------------------------
Net asset value, beginning
of period                  $ 7.46    $ 7.04   $12.22   $12.98   $10.26  $11.05
                           -----------------------------------------------------
--------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------
  Net investment income
  (loss)                      .36       .63     1.04     1.06     1.20    1.14
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investment
  transactions                .40       .49    (3.71)     .46     2.71    (.82)
                           -----------------------------------------------------
--------------------------------------------------------------------------------
  Total from investment
  operations                  .76      1.12   (2.67)     1.52     3.91     .32
--------------------------------------------------------------------------------
Less distributions from:
--------------------------------------------------------------------------------
  Net investment income      (.35)     (.64)   (1.01)   (1.10)   (1.19)  (1.11)
--------------------------------------------------------------------------------
  Net realized gains on
  investment transactions      --        --    (1.50)   (1.18)      --      --
--------------------------------------------------------------------------------
  Tax return on capital        --      (.06)      --       --       --      --
                           -----------------------------------------------------
--------------------------------------------------------------------------------
  Total distributions        (.35)     (.70)   (2.51)   (2.28)   (1.19)  (1.11)
--------------------------------------------------------------------------------
Net asset value, end
of period                  $ 7.87    $ 7.46   $ 7.04   $12.22   $12.98  $10.26
                           -----------------------------------------------------
--------------------------------------------------------------------------------
Total Return (%)            10.19**   16.70    (27.60)  12.34    39.78(c) 3.46(c)
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                  161       192      214      324      305     169
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)       1.75(d)*  1.75     1.56     1.49     1.45    1.68
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)       1.73(d)*  1.75     1.56     1.49     1.44    1.50
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)            9.28*     8.82     9.97     8.03    10.05   12.83
--------------------------------------------------------------------------------
Portfolio turnover rate (%)   339*      327      240      410      430     302
--------------------------------------------------------------------------------


(a)      For the six months ended April 30, 2000.

(b)      Based on monthly average shares outstanding during the period.

(c)      Total returns are higher due to maintenance of Fund expenses.

(d) The ratio of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions was 1.68%.

*        Annualized

**       Not annualized

How The Funds Calculate Share Price

For each share class of each fund, the share price is the net asset value per share, or NAV. To calculate NAV, each share class of each fund uses the following equation:

       TOTAL ASSETS - TOTAL LIABILITIES
    --------------------------------------  = NAV
      TOTAL NUMBER OF SHARES OUTSTANDING


Other Rights We Reserve

You should be aware that we may, for Class AARP and Class S shareholders, close your account and send you the proceeds if your balance falls below $1,000; for Class S shareholders, charge you $10 a year if your account balance falls below $2,500; in either case, we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts, to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance).

PART II -- Specific Information about Class AARP

The remainder of this supplement provides specific information regarding the important features and policies of Class AARP of each fund. Please remember to review the funds' prospectus for additional information about each fund.

Class AARP

Class AARP of each fund will be offered beginning on or about October 2, 2000. In addition, Class AARP of each other fund in the Scudder Family of Funds is expected to be available no later than October 2, 2000.

Scudder Kemper has agreed to pay a fee to AARP and/or its affiliates in return for advice and other services relating to investments by AARP members in AARP Class shares of each fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP Classes of all funds managed by Scudder Kemper. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter.

Past Performance

As Class AARP does not have a full calendar year of performance, no past performance information is provided. However, the bar chart and table in the funds' prospectus show how the total returns for the funds' Class S have varied from year to year, and over time. Shares of the funds' Class AARP would have substantially similar returns to Class S because the shares represent an interest in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.

How to Buy, Sell or Exchange Class AARP Shares

Buying Shares Use these instructions to invest directly. Make out your check to "The AARP Investment Program."

-----------------------------------------------------------------------------------
Class AARP         First investment                  Additional investments
-----------------------------------------------------------------------------------
                   $1,000 or more for regular        $50 or more if you use an
                   accounts                          Automatic Investment Plan

                   $500 or more for IRAs
-----------------------------------------------------------------------------------
By mail            o  For enrollment forms, call     Send a personalized
                      1-800-253-2277                 investment slip or short
                                                     note that includes:
                   o  Fill out and sign an
                      enrollment form                o  fund name

                   o  Send it to us at the           o  account number
                      appropriate address, along
                      with an investment check       o  check payable to "The AARP
                                                        Investment Program"
-----------------------------------------------------------------------------------
By wire            o  Call 1-800-253-2277 for        o  Call 1-800-253-2277 for
                      instructions                      instructions
-----------------------------------------------------------------------------------
By phone           --                                o  Call 1-800-253-2277 for
                                                        instructions
-----------------------------------------------------------------------------------
With an automatic  o  Fill in the information        o  To set up regular
investment plan       required on your enrollment       investments from a bank
                      form and include a voided         checking account, call
                      check                             1-800-253-2277
-----------------------------------------------------------------------------------
Payroll Deduction  o  Select either of these         o  Once you specify a dollar
or Direct Deposit     options on your enrollment        amount (minimum $50),
                      form and submit it. You will      investments are automatic.
                      receive further instructions
                      by mail.
-----------------------------------------------------------------------------------
Using QuickBuy     --                                o  Call 1-800-253-2277
-----------------------------------------------------------------------------------
On the Internet    o  Go to "Services and Forms --   o  Call 1-800-253-2277 to
                      How to Open an Account" at        ensure you have electronic
                      aarp.scudder.com                  services

                   o  Print out a prospectus and     o  Register at
                      an enrollment form                aarp.scudder.com

                   o  Complete and return the        o  Follow the instructions
                      enrollment form with your         for buying shares with money
                      check                             from your bank account
-----------------------------------------------------------------------------------


[GRAPHIC OMITTED]
--------------------------------------------------------------------------------
[ICON]             Regular mail:
                   The AARP Investment Program, PO Box 2540, Boston, MA
                   02208-2540

                   Express, registered or certified mail:
                   The AARP Investment Program, 66 Brooks Drive, Braintree, MA 02184-3839

                   Fax number: 1-800-821-6234 (for exchanging and selling only)
--------------------------------------------------------------------------------

Exchanging or Selling Shares Use these instructions to exchange or sell shares in an account opened directly with Scudder.

-------------------------------------------------------------------------------------
Class AARP         Exchanging into another fund      Selling shares
-------------------------------------------------------------------------------------
                   $1,000 or more to open a new      Some transactions, including
                   account ($500 for IRAs)           most for over $100,000, can
                                                     only be ordered in writing;
                                                     if you're in doubt, see page
                                                     23 of the prospectus
-------------------------------------------------------------------------------------
By phone           o  Call 1-800-253-2277 for        o  Call 1-800-253-2277 for
                      instructions                      instructions
-------------------------------------------------------------------------------------
Using Easy-Access  o  Call 1-800- 631-4636 and       o  Call 1-800-631-4636 and
Line                  follow the instructions           follow the instructions
-------------------------------------------------------------------------------------
By mail or fax     Your instructions should          Your instructions should
(see previous      include:                          include:
page)
                   o  your account number            o  your account number

                   o  names of the funds, class      o  name of the fund, class
                      and number of shares or dollar    and number of shares or
                      amount you want to exchange       dollar amount you want to
                                                        redeem
-------------------------------------------------------------------------------------
With an automatic  --                                o  To set up regular cash
withdrawal plan                                         payments from an account,
                                                        call 1-800-253-2277
-------------------------------------------------------------------------------------
Using QuickSell    --                                o  Call 1-800-253-2277
-------------------------------------------------------------------------------------
On the Internet    o  Register at aarp.scudder.com --

                   o  Follow the instructions for
                      making on-line exchanges
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Services For AARP Class Investors
--------------------------------------------------------------------------------

To reach us:      o  Web site aarp.scudder.com

                  o Program representatives 1-800-253-2277, M-F, 8 a.m. - 8 p.m. EST

                  o  Confidential fax line 1-800-821-6234, always open

                  o  TDD line 1-800-634-9454, M-F, 9 a.m. - 5 p.m. EST

Services for      o  AARP Lump Sum Service For planning and setting up a lump
participants:       sum distribution.

                  o AARP Legacy Service For organizing financial documents and planning the orderly transfer of assets to heirs.

                  o AARP Goal Setting and Asset Allocation Service For
                    allocating assets and measuring investment progress.

                  o For more information, please call 1-800-253-2277.
--------------------------------------------------------------------------------



July 14, 2000

                                                                     SCUDDER
                                                                 INVESTMENTS(SM)
                                                                      [LOGO]


Scudder International Fund
Scudder Global Fund
Scudder Emerging Markets Growth Fund

Supplement to Prospectus Dated January 1, 2000

On or about August 14, 2000 for Scudder International Fund, September 11, 2000 for Scudder Global Fund and October 2, 2000 for Scudder Emerging Markets Growth Fund, each fund will offer two classes of shares to provide investors with different purchase options. The two classes are Class S and Class AARP. Scudder International Fund offers two additional classes: Class R shares and Barrett shares. Each class has its own important features and policies. In addition, as of the dates noted above, all existing shares of Scudder Global Fund and Scudder Emerging Markets Growth Fund and all International shares of Scudder International Fund will be redesignated as Class S shares of each fund. Shares of Class AARP will be especially designed for members of AARP.

For your convenience, this supplement has been divided into two parts. Part I provides information relating to important changes to each fund generally. Part II provides information relating specifically to Class AARP. As always, you should refer to the prospectus for general information about each fund, including its investment approaches, risks, and portfolio managers, and for additional information relating to Class S, such as its purchase, redemption and exchange procedures.

PART I -- General Information about the Funds

Effective on or about September 11, 2000, Scudder Global Fund seeks long-term growth while actively seeking to reduce downside risk as compared with other global growth funds. The managers use analytical tools to actively monitor the risk profile of the portfolio as compared to comparable funds and appropriate benchmarks and peer groups. The managers use several strategies in seeking to reduce downside risk, including: (i) diversifying broadly among companies, industries, countries and regions; (ii) focusing on high quality companies with reasonable valuations; and (iii) generally focusing on countries with developed economies. The portfolio managers' attempts to manage downside risk may also reduce performance in a strong market. In addition, Scudder Global Fund will also not invest in securities issued by tobacco-producing companies.

On July 13, 2000, shareholders of each fund elected the following people to each fund's Board: Henry P. Becton, Jr., Linda C. Coughlin, Dawn-Marie Driscoll, Edgar R. Fiedler, Keith R. Fox, Joan E. Spero, Jean Gleason Stromberg, Jean C. Tempel and Steven Zaleznick.

The Funds' Track Records

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart and table look at fund performance two different ways: year by year and over time.

The bar chart shows how returns of the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows average annual total returns of the fund's Class S shares and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.


Scudder International Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 '90       -8.92
 '91       11.78
 '92       -2.64
 '93       36.50
 '94       -2.99
 '95       12.22
 '96       14.55
 '97        7.98
 '98       18.62
 '99       57.89

2000 Total Return as of June 30: -8.92%
Best Quarter: 30.46% Q4 1999     Worst Quarter: -18.46% Q3 1990


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------


                         1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Fund -- Class S*          57.89               21.06                 13.06
--------------------------------------------------------------------------------
Index                     28.27               13.44                  7.44
--------------------------------------------------------------------------------


Index: MSCI EAFE plus Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia, the Far East and Canada.

* On or about August 14, 2000, International shares of the fund will be redesignated Class S shares of the fund. In addition, performance for Class AARP is not provided because this class does not have a full calendar year of performance.

Scudder Global Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 '90           -6.40
 '91           17.07
 '92            4.54
 '93           31.10
 '94           -4.20
 '95           20.53
 '96           13.65
 '97           17.24
 '98           12.59
 '99           23.47

2000 Total Return as of June 30: -1.57%
Best Quarter: 15.20% Q4 1999     Worst Quarter: -13.99% Q3 1990


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                         1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Fund -- Class S*          23.47               17.42                12.38
--------------------------------------------------------------------------------
Index                     25.34               20.25                11.96
--------------------------------------------------------------------------------


Index: MSCI World Index, an unmanaged capitalization-weighted measure of global stock markets including the U.S., Canada, Europe, Australasia and the Far East.

* Performance for Class AARP is not provided because this class does not have a full calendar year of performance.

Scudder Emerging Markets Growth Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 '90            0
 '91            0
 '92            0
 '93            0
 '94            0
 '95            0
 '96            0
 '97            3.56
 '98          -24.42
 '99           38.06

2000 Total Return as of June 30: -6.96%
Best Quarter: 29.03% Q4 1999      Worst Quarter: -21.17% Q3 1998


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                                          1 Year             Since Inception
--------------------------------------------------------------------------------
Fund -- Class S***                         38.06                  6.19*
--------------------------------------------------------------------------------
Index                                      67.11                 2.59**
--------------------------------------------------------------------------------

Index: IFC Emerging Markets Investable Index, an unmanaged capitalization-weighted measure of stock markets in emerging market countries worldwide.

*        Fund inception: 5/8/1996

**       Index comparison begins 5/31/1996

*** Performance for Class AARP is not provided because this class does not have a full calendar year of performance.

In both the chart and the table, total returns from date of inception through 1999 would have been lower if operating expenses hadn't been reduced.

Effective on or about August 14, 2000 for Scudder International Fund, September 11, 2000 for Scudder Global Fund and October 2, 2000 for Scudder Emerging Markets Growth Fund, the following information replaces the corresponding section entitled "How Much Investors Pay" in the funds' current prospectus.

How Much Investors Pay

Each fund has no sales charge or other shareholder fees other than a short-term redemption/exchange fee in the case of Scudder Emerging Markets Growth Fund. Each fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

                                        Scudder     Scudder     Scudder Emerging
                                     International   Global      Markets Growth
                                          Fund        Fund           Fund
--------------------------------------------------------------------------------
Shareholder Fees
(paid directly from your investment)      None        None           None
--------------------------------------------------------------------------------
Redemption/Exchange Fee,
on shares owned less than a year
(as a % of annual redeemed)               None        None          2.00%
--------------------------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                           0.67%       0.94%          1.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                  None        None           None
--------------------------------------------------------------------------------
Other Expenses*                          0.38%       0.38%          0.66%
                                      ------------------------------------------
--------------------------------------------------------------------------------
Total Annual Operating Expenses          1.05%       1.32%          1.91%
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.375%, 0.375% and 0.65% for Scudder International Fund, Scudder Global Fund and Scudder Emerging Markets Growth Fund, respectively.

The fees and expenses for Class S of each fund are being restated to reflect the implementation of a new fixed rate administrative fee and, with respect to Scudder International Fund only, a new investment management fee.

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above, this example is designed to help you compare each fund's expenses to those of other mutual funds. The example assumes the expenses above remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

                               1 Year      3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Scudder International Fund      $107         $334         $579         $1,283
--------------------------------------------------------------------------------
Scudder Global Fund             $134         $418         $723         $1,590
--------------------------------------------------------------------------------
Scudder Emerging Markets
Growth Fund                     $194         $600       $1,032         $2,233
--------------------------------------------------------------------------------

Management Fee

On or about August 14, 2000, Scudder International Fund will implement a new investment management agreement which has the following fee rates set forth below:

Average daily net assets                                 Fee Rate
--------------------------------------------------------------------------------
up to $6 billion                                          0.675%
--------------------------------------------------------------------------------
next $1 billion                                           0.625%
--------------------------------------------------------------------------------
over $7 billion                                           0.600%
--------------------------------------------------------------------------------

Financial Highlights

Scudder International Fund -- Class S

--------------------------------------------------------------------------------
                      2000(b)   1999(c)  1999(d) 1998(d) 1997(d) 1996(d) 1995(d)
--------------------------------------------------------------------------------
Net asset value,
beginning of period  $54.82    $50.07   $52.06   $48.07  $45.71  $39.72  $42.96
--------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------
  Net investment
  income (loss) (a)    (.11)     .20(f)    .47(e)   .43     .30     .38     .21
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain
  (loss) on
  investment
  transactions        17.12      7.20     3.10     9.16    4.53    7.19   (1.03)
                     -----------------------------------------------------------
--------------------------------------------------------------------------------
  Total from          17.01      7.40     3.57     9.59    4.83    7.57    (.82)
  investment
  operations
--------------------------------------------------------------------------------
Less distributions from:
--------------------------------------------------------------------------------
  Net investment
  income               (.13)       --       --     (.25)  (1.28)   (.40)     --
--------------------------------------------------------------------------------
  Net realized gains
  on investment
  transactions        (2.17)    (2.65)   (5.56)   (5.35)  (1.19)  (1.18)  (2.42)
                     -----------------------------------------------------------
--------------------------------------------------------------------------------
  Total distributions (2.30)    (2.65)   (5.56)   (5.60)  (2.47)  (1.58)  (2.42)
--------------------------------------------------------------------------------
Net asset value, end
of period            $69.53    $54.82   $50.07   $52.06  $48.07  $45.71  $39.72
                     -----------------------------------------------------------
--------------------------------------------------------------------------------
Total Return (%)      31.06**   15.19**   7.18    21.57   10.74   19.2 5  (2.02)
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of
period ($ millions)   5,265     3,610    3,090    2,885   2,583   2,515   2,192
--------------------------------------------------------------------------------
Ratio of expenses (%)  1.12*     1.21*    1.17     1.18    1.15    1.14    1.19
--------------------------------------------------------------------------------
Ratio of net
investment income
(loss) (%)             (.17)(g)** .93*     .92      .83     .64     .86     .48
--------------------------------------------------------------------------------
Portfolio turnover
rate (%)                91*       82*       80       56      36      45      46
--------------------------------------------------------------------------------

(a)      Based on monthly average shares outstanding during the period.

(b)      For the six months ended February 29, 2000.

(c) For the five months ended August 31, 1999. On July 7, 1999, the Directors changed the fiscal year end of the Fund from March 31 to August 31.

(d)      Years ended March 31.

(e) Net investment income per share includes non-recurring dividend income amounting to $.09 per share.

(f) Net investment income per share includes non-recurring dividend income amounting to $.02 per share.

(g) The ratio for the six months ended February 29, 2000 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

*        Annualized

**       Not annualized

Scudder Global Fund -- Class S

--------------------------------------------------------------------------------
                   2000(b)  1999(c)   1999(d)  1998(d)   1997(d) 1996(d) 1995(d)
--------------------------------------------------------------------------------
Net asset value,
beginning of
period            $31.25   $31.30    $32.41   $33.67    $28.73   $25.64  $23.93
                  --------------------------------------------------------------
--------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------
  Net investment
  income (loss)     .07(a)    .02(a)    .23(a)  .38(a)     .17(a)   .24     .25
--------------------------------------------------------------------------------
  Net realized
  and unrealized
  gain (loss) on
  investment
  transactions      3.15     (.07)     1.82     3.82      6.58     3.94    1.91
                  --------------------------------------------------------------
--------------------------------------------------------------------------------
  Total from
  investment
  operations        3.22     (.05)     2.05     4.20      6.75     4.18    2.16
--------------------------------------------------------------------------------
Less distributions from:
--------------------------------------------------------------------------------
  Net investment
  income            (.20)      --      (.55)    (.88)     (.28)    (.25)   (.11)
--------------------------------------------------------------------------------
  Net realized
  gains on
  investment
  transactions     (3.91)      --     (2.61)   (4.58)    (1.53)    (.84)   (.34)
                  --------------------------------------------------------------
--------------------------------------------------------------------------------
  Total
  distributions    (4.11)      --     (3.16)   (5.46)    (1.81)   (1.09)   (.45)
--------------------------------------------------------------------------------
Net asset value,
end of period     $30.36   $31.25    $31.30   $32.41    $33.67   $28.73  $25.64
                  --------------------------------------------------------------
--------------------------------------------------------------------------------
Total Return (%)   10.20**   (.16)**   7.18    14.93     24.91    16.65    9.11
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end
of period
($ millions)       1,591    1,553     1,610    1,766     1,604    1,368   1,168
--------------------------------------------------------------------------------
Ratio of expenses
(%)                 1.37*    1.36*     1.35     1.34      1.37     1.34    1.38
--------------------------------------------------------------------------------
Ratio of net
investment income
(loss) (%)           .43*     .44*      .79     1.19       .59      .84    1.03
--------------------------------------------------------------------------------
Portfolio
turnover rate (%)     82*      29*       70       51        41       29      44
--------------------------------------------------------------------------------

(a)      Per share amounts have been calculated using average shares outstanding

(b)      For the six months ended February 29, 2000 (Unaudited).

(c) For the two months ended August 31, 1999. On June 7, 1999 the Fund changed its fiscal year end from June 30 to August 31.

(d)      Years ended June 30.

*        Annualized

**       Not annualized

Scudder Emerging Markets Growth Fund-- Class S

--------------------------------------------------------------------------------
Years Ended October 31,             2000(b)    1999    1998     1997    1996(c)
--------------------------------------------------------------------------------
Net asset value, beginning of
period                             $11.75    $10.36  $14.56   $12.85   $12.00
                                   ---------------------------------------------
--------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------
  Net investment income (loss)(a)    (.08)     (.04)    .06      .02     (.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions  1.83      1.46   (4.23)    1.67      .86
                                   ---------------------------------------------
--------------------------------------------------------------------------------
  Total from investment operations   1.75      1.42   (4.17)    1.69      .84
--------------------------------------------------------------------------------
  Less distributions from:
--------------------------------------------------------------------------------
  Net investment income                --      (.04)   (.06)    (.03)      --
--------------------------------------------------------------------------------
  Redemptions fees                    .01       .01     .03      .05      .01
--------------------------------------------------------------------------------
Net asset value, end of period     $13.51    $11.75  $10.36   $14.56   $12.85
                                   ---------------------------------------------
--------------------------------------------------------------------------------
Total Return (%) (d)(e)             14.88**   13.89  (28.54)   13.51     7.08**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                          105       103     125      220       76
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                       2.77(f)*  2.77    2.31     2.33     3.79*
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                       2.34(f)*  2.25    2.16     2.00     2.00*
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                          (1.04)*    (.36)    .48      .11     (.32)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)            49*       64      45       62       20
--------------------------------------------------------------------------------

(a)      Based on monthly average shares outstanding during the period.

(b)      For the six months ended April 30, 2000.

(c)      For the period May 8, 1996  (commencement of operations) to October 31,
         1996.

(d) Total returns would have been lower had certain expenses not been reduced.

(e) Shareholders redeeming shares held less than one year will have a lower total return due to the effect of the 2% redemption fee.

(f) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 2.66% and 2.25%, respectively.

*        Annualized

**       Not annualized



How The Funds Calculate Share Price

For each share class of each fund, the share price is the net asset value per share, or NAV. To calculate NAV, each share class of each fund uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                --------------------------------------   = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING

Other Rights We Reserve

You should be aware that we may, for Class AARP and Class S shareholders, close your account and send you the proceeds if your balance falls below $1,000; for Class S shareholders, charge you $10 a year if your account balance falls below $2,500; in either case, we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts, to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance).

PART II -- Specific Information about Class AARP

The remainder of this supplement provides specific information regarding the important features and policies of Class AARP of each fund. Please remember to review the fund's prospectus for additional information about each fund.

Class AARP

Class AARP of Scudder International Fund, Scudder Global Fund and Scudder Emerging Markets Growth Fund will be offered beginning on or about August 14, 2000, September 11, 2000 and October 2, 2000, respectively. In addition, Class AARP of each other fund in the Scudder Family of Funds is expected to be available no later than October 2, 2000.

Scudder Kemper has agreed to pay a fee to AARP and/or its affiliates in return for advice and other services relating to investments by AARP members in AARP Class shares of each fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP Classes of all funds managed by Scudder Kemper. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter.

Past Performance

As Class AARP does not have a full calendar year of performance, no past performance information is provided. However, the bar chart and table in the funds' prospectus show how the total returns for the funds' Class S have varied from year to year, and over time. Shares of the funds' Class AARP would have substantially similar returns to Class S because the shares represent an interest in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.

How to Buy, Sell or Exchange Class AARP Shares

Buying Shares Use these instructions to invest directly. Make out your check to "The AARP Investment Program."

--------------------------------------------------------------------------------------------------------------------
Class AARP                        First investment                       Additional investments
--------------------------------------------------------------------------------------------------------------------
                                 $1,000 or more for regular accounts    $50 or more if you use an Automatic
                                                                        Investment Plan
                                 $500 or more for IRAs
--------------------------------------------------------------------------------------------------------------------
By mail                          o  For enrollment forms, call          Send a personalized investment slip or
                                    1-800-253-2277                      short note that includes:

                                 o  Fill out and sign an enrollment     o  fund name
                                    form
                                                                        o  account number
                                 o  Send it to us at the appropriate
                                    address, along with an investment   o  check payable to "The AARP
                                    check                                  Investment Program"
--------------------------------------------------------------------------------------------------------------------
By wire                          o  Call 1-800-253-2277 for             o  Call 1-800-253-2277 for instructions
                                    instructions
--------------------------------------------------------------------------------------------------------------------
By phone                         --                                     o  Call 1-800-253-2277 for instructions
--------------------------------------------------------------------------------------------------------------------
With an automatic investment     o  Fill in the information required    o  To set up regular investments from a
plan                                on your enrollment form and include    bank checking account, call
                                    a voided check                         1-800-253-2277
--------------------------------------------------------------------------------------------------------------------
Payroll Deduction or Direct      o  Select either of these options on   o  Once you specify a dollar amount
Deposit                             your enrollment form and submit it.    (minimum $50), investments are
                                    You will receive further               automatic.
                                    instructions by mail.
--------------------------------------------------------------------------------------------------------------------
Using QuickBuy                   --                                     o  Call 1-800-253-2277
--------------------------------------------------------------------------------------------------------------------
On the Internet                  o  Go to "Services and Forms -- How    o  Call 1-800-253-2277 to ensure you
                                    to Open an Account" at                 have electronic services
                                    aarp.scudder.com
                                                                        o  Register at aarp.scudder.com
                                 o  Print out a prospectus and an
                                    enrollment form                     o  Follow the instructions for buying
                                                                           shares with money from your bank
                                 o  Complete and return the                account
                                    enrollment form with your check
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[ICON]               Regular mail:
                     The AARP Investment Program, PO Box 2540, Boston, MA 02208-2540
                     Express, registered or certified mail:
                     The AARP Investment Program, 66 Brooks Drive, Braintree,
                     MA 02184-3839
                     Fax number: 1-800-821-6234 (for exchanging and selling
                     only)
--------------------------------------------------------------------------------

Exchanging or Selling Shares Use these instructions to exchange or sell shares in an account opened directly with Scudder.


--------------------------------------------------------------------------------------------------------------------
Class AARP                    Exchanging into another fund                 Selling shares
--------------------------------------------------------------------------------------------------------------------
                             $1,000 or more to open a new account         Some transactions, including most for over
                             ($500 for IRAs)                              $100,000, can only be ordered in writing;
                                                                          if you're in doubt, see page 25 of the
                                                                          prospectus
--------------------------------------------------------------------------------------------------------------------
By phone                     o  Call 1-800-253-2277 for instructions      o  Call 1-800-253-2277 for instructions
--------------------------------------------------------------------------------------------------------------------
Using Easy-Access Line       o  Call 1-800- 631-4636 and follow the       o  Call 1-800-631-4636 and follow the
                                instructions                                 instructions
--------------------------------------------------------------------------------------------------------------------
By mail or fax (see          Your instructions should include:            Your instructions should include:
previous page)
                             o  your account number                       o  your account number

                             o  names of the funds, class and number of   o  name of the fund, class and number of
                                shares or dollar amount you want to          shares or dollar amount you want to redeem
                                exchange
--------------------------------------------------------------------------------------------------------------------
With an automatic            --                                           o  To set up regular cash payments from an
withdrawal plan                                                              account, call 1-800-253-2277
--------------------------------------------------------------------------------------------------------------------
Using QuickSell              --                                           o  Call 1-800-253-2277
--------------------------------------------------------------------------------------------------------------------
On the Internet              o  Register at aarp.scudder.com              --

                             o  Follow the instructions for making
                                on-line exchanges
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Services For AARP Class Investors
--------------------------------------------------------------------------------
To reach us:      o  Web site aarp.scudder.com

                  o Program representatives 1-800-253-2277, M-F, 8 a.m. - 8 p.m. EST

                  o  Confidential fax line 1-800-821-6234, always open

                  o  TDD line 1-800-634-9454, M-F, 9 a.m. - 5 p.m. EST

Services for      o  AARP Lump Sum Service For planning and setting up a lump
participants:        sum distribution.

                  o AARP Legacy Service For organizing financial documents and planning the orderly transfer of assets to heirs.

                  o AARP Goal Setting and Asset Allocation Service For allocating assets and measuring investment progress.

                  o  For more information, please call 1-800-253-2277.
--------------------------------------------------------------------------------

July 14, 2000

                            SCUDDER GLOBAL BOND FUND
                      SCUDDER EMERGING MARKETS INCOME FUND

                     SUPPLEMENT TO THE COMBINED STATEMENT OF
                   ADDITIONAL INFORMATION DATED MARCH 1, 2000

                           --------------------------


On or about October 2, 2000 for Scudder Global Bond Fund and Scudder Emerging Markets Income Fund, this Statement of Additional Information will offer two classes of shares to provide investors with different purchase options. The two classes are Class S and Class AARP. Each class has its own important features and policies. In addition, as of the date noted above for each fund, all existing shares of Scudder Global Bond Fund and Scudder Emerging Markets Income Fund will be redesignated as Class S shares of their respective funds. Shares of Class AARP will be especially designed for members of AARP.


The following information supplements the cover page:


The unaudited Semiannual Report to Shareholders of Scudder Global Bond Fund and Scudder Emerging Markets Income Fund dated April 30, 2000 is incorporated by reference and hereby deemed to be part of this Statement of Additional Information.

The  following   disclosure   replaces  the  paragraph   concerning   "Synthetic
Investments" in the "Investment and Investment Techniques" on p. 22:

Synthetic Investments. In certain circumstances, Global Bond Fund and Emerging Markets Income Fund may wish to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the security is illiquid, or is unavailable for direct investment or available only on less attractive terms. In such circumstances, the Fund may invest in synthetic or derivative alternative investments ("Synthetic Investments") that are based upon or otherwise relate to the economic performance of the underlying securities. Synthetic Investments may include swap transactions, notes or units with variable redemption amounts, and other similar instruments and contracts. Synthetic investments may also include investments in long forward currency contracts with offsetting money market type positions, both which possess similar maturity dates. Synthetic Investments typically do not represent beneficial ownership of the underlying security, usually are not collateralized or otherwise secured by the counterparty and may or may not have any credit enhancements attached to them. Accordingly, Synthetic Investments involve exposure not only to the creditworthiness of the issuer of the underlying security, changes in exchange rates and future governmental actions taken by the jurisdiction in which the underlying security is issued, but also to the creditworthiness and legal standing of the counterparties involved. In addition, Synthetic Investments typically are illiquid.

The  following   disclosure  replaces  the  disclosure   regarding   "Additional
Information About Opening an Account" on page 30:


Additional Information About Opening an Account


         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and members of their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 for Class S and $1,000 for Class AARP through Scudder Investor Services, Inc. by letter, fax, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. Investors interested in investing in Class S must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, class name, amount to be wired ($2,500 minimum for Class S and $1,000 for Class AARP), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification number or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02101, ABA Number 011000028, DDA Account 9903-5552. The investor must give the Scudder fund name, class name, account name and the new account number. Finally, the investor must send a completed and signed application to the Fund promptly. Investors interested in investing in the Class AARP should call 1-800-253-2277 for further instructions.

         The minimum initial purchase amount is less than $2,500 for Class S under certain plan accounts and is $1,000 for Class AARP.

The following disclosure replaces the disclosure regarding "Minimum balances" on page 30:


Minimum balances


         Shareholders should maintain a share balance worth at least $2,500 for Class S and $1,000 for Class AARP. For fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act and Uniform Trust to Minor Act accounts, the minimum balance is $1000 for Class S and $500 for Class AARP. These amounts may be changed by each Fund's Board of Directors. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for Class AARP and fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.


         The Funds reserve the right, following 60 days' written notice to applicable shareholders, to:


         o for Class S, assess an annual $10 per Fund charge (with the Fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500; and

         o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.


         Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

         Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.

The  following   disclosure  replaces  the  disclosure   regarding   "Additional
Information About Making Subsequent Investments by QuickBuy" on page 31:


Additional Information About Making Subsequent Investments by QuickBuy


         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program may purchase shares of a Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, a Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.


         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow 15 days for this service to be available.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.


         Investors interested in making subsequent investments in Class AARP of a Fund should call 1-800-253-2277 for further instruction.

The following information replaces the disclosure on page 32 of the SAI relating to "Share Price", "Share Certificates" and "Other Information":


Share Price


         Purchases will be filled without sales charge at the net asset value per share next computed after receipt of the application in good order. Net asset value normally will be computed for each class as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than a Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") in Boston by the close of regular trading on the Exchange.


         There is no sales charge in connection with the purchase of shares of any class of the Funds.

Share Certificates

         Due to the desire of each Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in a Fund. Share certificates now in a shareholder's possession may be sent to a Fund's Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information


         Each Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for its shares. Those brokers may also designate other parties to accept purchase and redemption orders on a Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at a class's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Board of Directors and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.

         The "Tax Identification Number" section of the Application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations a certification of exempt status), will be returned to the investor. The Funds reserve the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.


         The Corporation may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.


The following disclosure replaces the disclosure  regarding  "Exchanges" on page
33:


Exchanges


         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder Fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500 for Class S and $1,000 for Class AARP. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more for Class S. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Systematic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Corporation and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Systematic Exchange Program at any time.


         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")


         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.


         The Scudder Funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from Scudder Investor Services, Inc. a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder Funds or classes of Scudder Funds. For more information, please call 1-800-225-5163 (Class S) or 1-800-253-2277 (Class AARP).


         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.



The following disclosure replaces the disclosure regarding "Redemptions" on page 34:


Redemption By Telephone

         Shareholders currently receive the right automatically, without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request by telephone to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a)      NEW INVESTORS  wishing to establish  the telephone  redemption
                  privilege  must  complete  the  appropriate   section  on  the
                  application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder pension and profit-sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request), or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for a redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Funds employs procedure, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption by QuickSell

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of a Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, Shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing the following business day. QuickSell transactions are not available for IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven (7) business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven (7) days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.


The following disclosure replaces the disclosure regarding "Internet access" on page 37:


Internet access


World Wide Web Site -- The address of the Scudder Funds site is www.scudder.com. The address for the Class AARP shares is aarp.scudder.com. These sites offer guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The sites also enable users to access or view fund prospectuses and profiles with links between summary information in Fund Summaries and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.


Account Access -- The Adviser is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         The Adviser's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web sites. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

The  following   information  replaces  the  disclosure  on  page  37  regarding
"Dividends and Capital Gains Distribution Options":


Dividends and Capital Gains Distribution Options


         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment may be given to the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP or by sending written instructions to the Transfer Agent. Please include your account number with your written request.


         Reinvestment is usually made at the closing net asset value of the class determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional class shares of a Fund.


         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's Direct
Distributions  Program.  Shareholders  who elect to  participate  in the  Direct
Distributions Program, and whose predesignated checking account of record is with a member bank of Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A Direct Distributions request form can be obtained by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.


         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.


The  following   information  replaces  the  information   regarding  "Automatic
Withdrawal Plan" on page 42:


         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional Shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s). Any such requests must be received by a Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Corporation or its agent on written notice, and will be terminated when all Shares of a Fund under the Plan have been liquidated or upon receipt by the Corporation of notice of death of the shareholder.


         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP.

The  following   information  replaces  the  information   regarding  "Automatic
Investment Plan" on page 42:

         Shareholders may arrange to make periodic investments in Class S shares through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50 for Class S shares.

         Shareholders may arrange to make periodic investments in Class AARP of each Fund through automatic deductions from checking accounts. The minimum pre-authorized investment amount is $50. New shareholders who open a Gift to Minors Account pursuant to the Uniform Gift to Minors Act (UGMA) and the Uniform Transfer to Minors Act (UTMA) and who sign up for the Automatic Investment Plan will be able to open a Fund account for less than $500 if they agree to increase their investment to $500 within a 10 month period. Investors may also invest in any Class AARP for $500 if they establish a plan with a minimum automatic investment of at least $100 per month. This feature is only available to Gifts to Minors Account investors. The Automatic Investment Plan may be discontinued at any time without prior notice to a shareholder if any debit from their bank is not paid, or by written notice to the shareholder at least thirty days prior to the next scheduled payment to the Automatic Investment Plan.


         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.


The  following   information   replaces  the  information   under   "Performance
Information" on page 44:

          Average Annual Total Return for periods ended April 30, 2000
          ------------------------------------------------------------

                                         One Year        Five Years      Ten Year      Life of the Fund
                                         --------        ----------      --------      ----------------

Global Bond Fund - Class S*               -4.85%#           2.98%#           -         3.93%(1)#
Emerging Markets Income Fund -            13.04%#          10.50%#           -         6.15%(2)(#)
Class S

  * On December 27, 1995, the Fund adopted its present name and objective. Prior to that date, the Fund was known as Scudder Short Term Global Income Fund and its objective was high current income. # If the Adviser had not maintained expenses, the average annual returns for periods indicated would have been lower.
  (1) For the period beginning December 31, 1993.
  (2) For the period beginning December 31, 1993.

            Cumulative Total Return for periods ended April 30, 2000
            --------------------------------------------------------

                                         One Year        Five Years      Ten Year      Life of the Fund

Global Bond Fund - Class S*               -4.85%#          15.84%#           -         42.43%(1)#
Emerging Markets Income Fund -            13.04%            64.72%           -         45.90%(2)#
Class S

     * On December 27, 1995, the Fund adopted its present name and objective. Prior to that date, the Fund was known as Scudder Short Term Global Income Fund and its objective was high current income. Since adopting its current objectives, the cumulative return is 8.32%.
     # If the Adviser had not maintained expenses, the cumulative total returns for periods indicated would have been lower.
     (1) For the period beginning March 1, 1991.
     (2) For the period  beginning December 31, 1993.


The  following   information   replaces  the  first  and  second  paragraphs  of
"Organization of the Funds" on page 47:

         Scudder Global Bond Fund and Scudder Emerging Markets Income Fund are series of Global/International Fund, Inc., a Maryland corporation organized on May 15, 1986. The name of this Corporation was changed, effective May 29, 1998, from Scudder Global Fund, Inc. This Corporation currently consists of five series: Scudder Global Fund, Scudder International Bond Fund, Scudder Global Bond Fund, Global Discovery Fund and Scudder Emerging Markets Income Fund. Scudder Global Bond Fund and Scudder Emerging Markets Income Fund are each further divided into two classes of shares, Class AARP and Class S shares.

         The authorized capital stock of the Corporation consists of 1.1 billion shares with $.01 par value, 100 million shares of which are allocated to Global Discovery Fund, 400 million shares of which are allocated to Scudder Global Bond Fund, 200 million shares of which are allocated to each of Scudder International Bond Fund, Scudder Emerging Markets Income Fund and Scudder Global Fund. Each share of each series of the Corporation (or class thereof) has equal rights as to each other share of that series (or class) as to voting for Directors, redemption, dividends and liquidation. The Directors have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no pre-emptive or conversion rights.

The  following   information   replaces  the  information   regarding  "Personal
Investments by Employees of the Adviser" on page 50:


Code of Ethics

The Funds, the Adviser and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Funds and employees of the Adviser and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Adviser's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Among other things, the Adviser's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Adviser's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


The following information replaces the information regarding "Directors and Officers" on page 51:

            DIRECTORS AND OFFICERS OF GLOBAL/INTERNATIONAL FUND, INC.

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------
Henry P. Becton, Jr. (56)         Director                President and General Manager, WGBH             --
WGBH                                                      Educational Foundation
125 Western Avenue
Allston, MA 02134

Linda C. Coughlin (48)+*          Director                Managing Director of Scudder Kemper     Senior Vice President
                                                          Investments, Inc.


Dawn-Marie Driscoll (53)          Director                Executive Fellow, Center for Business             --
4909 SW 9th Place                                         Ethics, Bentley College; President,
Cape Coral, FL  33914                                     Driscoll Associates (consulting firm)

Edgar R. Fiedler (70)             Director                Senior Fellow and Economic Counselor,             --
50023 Brogden                                             The Conference Board, Inc.
Chapel Hill, NC


Keith R. Fox (45)                 Director                Private Equity Investor, President,               --
10 East 53rd Street                                       Exeter Capital Management Corporation
New York, NY  10022

Joan E. Spero (55)                Director                President, Doris Duke Charitable                  --
Doris Duke Charitable Foundation                          Foundation; Department of State -
650 Fifth Avenue                                          Undersecretary of State for Economic,
New York, NY  10128                                       Business and Agricultural Affairs
                                                          (March 1993 to January 1997)

Jean Gleason Stromberg (56)       Director                Consultant; Director, Financial                   --
3816 Military Road, NW                                    Institutions Issues, U.S. General
Washington, D.C.                                          Accounting Office (1996-1997);
                                                          Partner, Fulbright & Jaworski Law
                                                          Firm (1978-1996)


Jean C. Tempel (56)               Director                Managing Director, First Light Capital          --
One Boston Place
23rd Floor
Boston, MA 02108


Steven Zaleznick (45)*            Director                President and CEO, AARP Services, Inc.            --
(address)


Ann M. McCreary (43) #            Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.



                                       11

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------
John R. Hebble (42)+              Treasurer               Senior Vice President of Scudder        Assistant Treasurer
                                                          Kemper Investments, Inc.

Caroline Pearson (38)+            Assistant Secretary     Senior Vice President of Scudder        Clerk
                                                          Kemper Investments, Inc.; Associate,
                                                          Dechert Price & Rhoads (law firm)
                                                          1989 - 1997

John Millette (37)+               Vice President and      Vice President of Scudder Kemper                  --
                                  Secretary               Investments, Inc.



* Ms. Coughlin and Mr. Zaleznick are considered by the Funds and its counsel to be "interested persons" of the Adviser or of the Corporation as defined in the 1940 Act.

**       Unless  otherwise   stated,   all  officers  and  directors  have  been
         associated with their respective companies for more than five years, but not necessarily in the same capacity.
+        Address:  Two International Place, Boston, Massachusetts 02110
#        Address:  345 Park Avenue, New York, New York 10154


         The Directors and officers of the Corporation also serve in similar capacities with respect to other Scudder Funds. The newly-constituted Board may determine to change its compensation structure.


         As of June 15, 2000, all Trustees and Officers of Scudder Emerging Markets Income Fund and Scudder Global Bond Fund, as a group, owned beneficially (as that term is defined in Section 13 (d) of The Securities and Exchange Act of 1934) less than 1% of the outstanding shares.


         As of June 15, 2000, 3,783,981 shares in the aggregate, or 19.06% of the outstanding shares of Scudder Emerging Markets Income Fund were held in the name of Charles Schwab, 101 Montgomery Street, San Francisco, CA, 94101 who may be deemed to be beneficial owner of such shares.

         As of June 15, 2000, 1,028,077 shares in the aggregate, or 5.18% of the outstanding shares of Scudder Emerging Markets Income Fund were held in the name of National Financial Services Company (for the benefit of customers) 55 Water Street, New York, NY 10041 who may be deemed to be beneficial owner of such shares.

         As of June 15, 2000, 523,922 shares in the aggregate, or 6.6% of the outstanding shares of Scudder Global Bond Fund were held in the name of Charles Schwab, 101 Montgomery Street, San Francisco, CA, 94101 who may be deemed to be beneficial owner of such shares.

         To the knowledge of the Fund, as of June 15, 2000, no person owned beneficially more than 5% of the outstanding shares of Scudder Emerging Markets Income Fund, except as stated above.

         To the knowledge of the Fund, as of June 15, 2000, no person owned beneficially more than 5% of the outstanding shares of Scudder Global Bond Fund, except as stated above.


The following  information  regarding the "Administrative  Fee" is added on page
55:


Administrative Fee

         Each Fund has entered into administrative services agreements with Scudder Kemper (the "Administration Agreements"), pursuant to which Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by a Fund (other than those provided by Scudder Kemper under its investment management agreements with the Funds, as described above) in exchange for the payment by each Fund of an administrative services fee (the "Administrative Fee") of 0.375% of average daily net assets for Scudder Global Bond Fund and 0.65% of average daily net assets for Scudder Emerging Markets Income Fund. One effect of these arrangements is to make each Fund's future expense ratio more predictable. With regard to Scudder Global Bond Fund and Scudder Emerging Markets Income Fund, the administrative fee will become effective on or about October 2, 2000.

         Various third-party service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to the Funds pursuant to separate agreements with the Funds. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for the Funds and maintains their accounting records. Scudder Service Corporation, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the shares of the Funds. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. As custodian, Brown Brothers Harriman holds the portfolio securities of the Funds, pursuant to a custodian agreement. PricewaterhouseCoopers LLP audits the financial statements of the Funds and provides other audit, tax, and related services. Dechert Price & Rhoads acts as general counsel for each Fund. In addition to the fees they pay under the investment management agreements with Scudder Kemper, the Funds pay the fees and expenses associated with these service arrangements, as well as each Fund's insurance, registration, printing, postage and other costs.

         Scudder Kemper will pay the Service Providers for the provision of their services to the Funds and will pay other fund expenses, including insurance, registration, printing and postage fees. In return, each Fund will pay Scudder Kemper an Administrative Fee.

         Each Administration Agreement has an initial term of three years, subject to earlier termination by a Fund's Board. The fee payable by a Fund to Scudder Kemper pursuant to the Administration Agreements is reduced by the amount of any credit received from the Fund's custodian for cash balances.

         Certain expenses of the Funds will not be borne by Scudder Kemper under the Administration Agreements, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Directors (including the fees and expenses of their independent counsel). In addition, each Fund will continue to pay the fees required by its investment management agreement with Scudder Kemper.

The following information regarding "Other Information" is added on page 60:

The CUSIP number of Scudder Global Bond Fund Class AARP is 378947-865.

The  CUSIP  number  of  Scudder  Emerging  Markets  Income  Fund  Class  AARP is
378947-881.




July 14, 2000

                               SCUDDER GLOBAL FUND
                      SCUDDER EMERGING MARKETS GROWTH FUND
                           SCUDDER INTERNATIONAL FUND

                         SUPPLEMENT TO THE STATEMENT OF
                  ADDITIONAL INFORMATION DATED JANUARY 1, 2000

                           --------------------------


On or about August 14, 2000 for Scudder International Fund, September 11, 2000 for Scudder Global Fund and October 2, 2000 for Scudder Emerging Markets Growth Fund, this prospectus will offer two classes of shares to provide investors with different purchase options. The two classes are Class S and Class AARP. Each class has its own important features and policies. In addition, as of the date noted above for each fund, all existing shares of Scudder Global Fund and Scudder Emerging Markets Growth Fund and all International Shares of Scudder International Fund will be redesignated as Class S shares of their respective funds. Shares of Class AARP will be especially designed for members of AARP.


The following information supplements the cover page:


The unaudited Semiannual Report to Shareholders of Scudder Emerging Markets Growth Fund dated April 30, 2000 is incorporated by reference and hereby deemed to be part of this Statement of Additional Information. The unaudited Semiannual Reports to Shareholders of Scudder Global Fund and Scudder International Fund dated February 29, 2000 are incorporated by reference and hereby deemed to be part of this Statement of Additional Information.


Effective September 11, 2000, the following disclosure replaces the first sentence of the first paragraph under the heading "Scudder Global Fund" on page 2 of the Statement of Additional Information:

         Scudder Global Fund seeks long-term growth while actively seeking to reduce downside risk as compared with other global growth funds. Scudder Global Fund will not invest in securities issued by tobacco-producing companies.


The following information supplements "General Investment Objective and Policies" on page 2:

         Effective on or about September 11, 2000, Scudder Global Fund seeks long-term growth while actively seeking to reduce downside risk as compared with other global growth funds. The managers use analytical tools to actively monitor the risk profile of the portfolio as compared to comparable funds and appropriate benchmarks and peer groups. The managers use several strategies in seeking to reduce downside risk, including: (i) diversifying broadly among companies, industries, countries and regions; (ii) focusing on high-quality companies with reasonable valuations; and (iii) generally focusing on countries with developed economies. The portfolio managers' attempts to manage downside risk may also reduce performance in a strong market. In addition, Scudder Global Fund will also not invest in securities issued by tobacco-producing companies.

The following disclosure replaces the disclosure regarding "Scudder International Fund" on page 7:

         The Fund offers four classes of shares: Class S (formerly International Shares), Class AARP, Barrett International Shares, and Class R shares (collectively, the "Shares").


The following disclosure replaces the disclosure regarding "Additional Information About Opening an Account" on page 23:

Additional Information About Opening an Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and members of their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 for Class S and $1,000 for Class AARP through Scudder Investor Services, Inc. by letter, fax, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. Investors interested in investing in Class S must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, class name, amount to be wired ($2,500 minimum for Class S and $1,000 for Class AARP), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification number or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02101, ABA Number 011000028, DDA Account 9903-5552. The investor must give the Scudder fund name, class name, account name and the new account number. Finally, the investor must send a completed and signed application to the Fund promptly. Investors interested in investing in Class AARP should call 1-800-253-2277 for further instructions.

         The minimum initial purchase amount is less than $2,500 for Class S under certain plan accounts and is $1,000 for Class AARP.


The following disclosure replaces the disclosure regarding "Minimum balances" on page 24:

Minimum balances


         Shareholders should maintain a share balance worth at least $2,500 for Class S and $1,000 for Class AARP. For fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act and Uniform Trust to Minor Act accounts, the minimum balance is $1000 for Class S and $500 for Class AARP. These amounts may be changed by each Fund's Board of Directors. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for Class AARP and fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.


         The Funds reserve the right, following 60 days' written notice to applicable shareholders, to:


         o for Class S, assess an annual $10 per Fund charge (with the Fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500; and


         o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.


         Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

         Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.


The  following   disclosure  replaces  the  disclosure   regarding   "Additional
Information About Making Subsequent Investments by QuickBuy" on page 24:

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program may purchase shares of a Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, a Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow 15 days for this service to be available.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.


         Investors interested in making subsequent investments in Class AARP of a Fund should call 1-800-253-2277 for further instruction.


The following information replaces the disclosure on pages 25 and 26 of the SAI relating to "Share Price", "Share Certificates" and "Other Information":

Share Price

         Purchases will be filled without sales charge at the net asset value per share next computed after receipt of the application in good order. Net asset value normally will be computed for each class as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than a Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") in Boston by the close of regular trading on the Exchange.

         There is no sales charge in connection with the purchase of shares of any class of the Funds.

Share Certificates

         Due to the desire of each Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in a Fund. Share certificates now in a shareholder's possession may be sent to a Fund's Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.


         All issued and outstanding shares of what were formerly AARP Funds that were subsequently reorganized into existing Scudder Funds were simultaneously cancelled on the books of the AARP Funds. Share certificates representing interests in shares of the relevant AARP Fund will represent a number of shares of Class AARP of the relevant Scudder Fund into which the AARP Fund was reorganized. Class AARP shares of each fund will not issue certificates representing shares in connection with the reorganization.


Other Information


         Each Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for its shares. Those brokers may also designate other parties to accept purchase and redemption orders on a Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at a class's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Board of Directors and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.




         The "Tax Identification Number" section of the Application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations a certification of exempt status), will be returned to the investor. The Funds reserve the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

         The Corporation may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

The following disclosure replaces the disclosure  regarding  "Exchanges" on page
26:

Exchanges


         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder Fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500 for Class S and $1,000 for Class AARP. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more for Class S. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.


         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Systematic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Corporation and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Systematic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding.
(See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.


         The Scudder Funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from Scudder Investor Services, Inc. a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder Funds or classes of Scudder Funds. For more information, please call 1-800-225-5163 (Class S) or 1-800-253-2277 (Class AARP).


         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

The following disclosure replaces the disclosure regarding "Redemptions" on page 28:

Redemption By Telephone

         Shareholders currently receive the right automatically, without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request by telephone to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a)      NEW INVESTORS  wishing to establish  the telephone  redemption
                  privilege  must  complete  the  appropriate   section  on  the
                  application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder pension and profit-sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request), or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed
                  exactly   as  the   shareholder's   name(s)   appears  on  the
                  account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for a redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Funds employs procedure, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption by QuickSell

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of a Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, Shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing the following business day. QuickSell transactions are not available for IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven (7) business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven (7) days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

The following disclosure replaces the disclosure regarding "Internet access" on page 31 and applies to each class of each fund except as noted:


For Scudder International Fund, the following information applies to Class S Shares only. For information regarding account access for R Class shares, please contact your plan administrator/ plan representative.


Internet access


World Wide Web Site -- The address of the Scudder Funds site is www.scudder.com. The address for Class AARP of shares is aarp.scudder.com. These sites offer guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The sites also enable users to access or view fund prospectuses and profiles with links between summary information in Fund Summaries and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.


Account Access -- The Adviser is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         The Adviser's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web sites. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

The  following   information  replaces  the  disclosure  on  page  31  regarding
"Dividends and Capital Gains Distribution Options":

Dividends and Capital Gains Distribution Options


         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment may be given to the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP or by sending written instructions to the Transfer Agent. Please include your account number with your written request.


         Reinvestment is usually made at the closing net asset value of the class determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional class shares of a Fund.


         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's Direct
Distributions  Program.  Shareholders  who elect to  participate  in the  Direct
Distributions Program, and whose predesignated checking account of record is with a member bank of Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A Direct Distributions request form can be obtained by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.


         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

The  following   information  replaces  the  information   regarding  "Automatic
Withdrawal Plan" on page 36:

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional Shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s). Any such requests must be received by a Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Corporation or its agent on written notice, and will be terminated when all Shares of a Fund under the Plan have been liquidated or upon receipt by the Corporation of notice of death of the shareholder.


         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP.


The  following   information  replaces  the  information   regarding  "Automatic
Investment Plan" on page 37:


         Shareholders may arrange to make periodic investments in R Class and Class S shares through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50 for R Class and Class S shares.

         Shareholders may arrange to make periodic investments in Class AARP of each Fund through automatic deductions from checking accounts. The minimum pre-authorized investment amount is $50. New shareholders who open a Gift to Minors Account pursuant to the Uniform Gift to Minors Act (UGMA) and the Uniform Transfer to Minors Act (UTMA) and who sign up for the Automatic Investment Plan will be able to open a Fund account for less than $500 if they agree to increase their investment to $500 within a 10 month period. Investors may also invest in any Class AARP for $500 if they establish a plan with a minimum automatic investment of at least $100 per month. This feature is only available to Gifts to Minors Account investors. The Automatic Investment Plan may be discontinued at any time without prior notice to a shareholder if any debit from their bank is not paid, or by written notice to the shareholder at least thirty days prior to the next scheduled payment to the Automatic Investment Plan.


         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

The  following   information   replaces  the  information   under   "Performance
Information" on page 38:


       Average Annual Total Returns for the period ended February 29, 2000

                                                    1 Year       5 Years        10 Years    Life of Fund

                                       9

        Emerging Markets Growth Fund - Class
            S^(1)*                                 19.24%           --             --             3.27%^(2)
        Global Fund - Class S*                     25.77%         17.20%         12.37%              --
        International Fund - Class S*              57.60%         21.71%         13.37%              --

^(1) For the period ending April 30, 2000. Total returns would have been lower if expenses had not been maintained.
^(2)     For the period beginning May 8, 1996 (commencement of operations).

* Since Class R shares (in the case of International Fund) and Class AARP shares (in the case of each fund) are new classes of shares, no performance information is available. However, Class R and Class AARP shares will have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that expenses differ.


     Cumulative Annual Total Returns for the period ended February 29, 2000

                                                  1 Year         5 Years        10 Years    Life of Fund

        Emerging Markets Growth Fund - Class
           S^(1)                                  19.24%            --             --            13.65%^(2)
        Global Fund - Class S                     25.77%         121.17%        221.08%              --
        International Fund - Class S              57.60%         167.07%        250.66%              --

^(1)      For the period ended April 30, 2000.
^(2)      For the period beginning May 8, 1996 (commencement of operations).

The  following   replaces  the  second,   third  and  fourth   paragraphs  under
"Organization of the Funds" on page 41:

         The authorized capital stock of the Corporation consists of 1.6 billion shares of a par value of $.01 each which capital stock has been divided into eight series, six of which are currently offered: Scudder International Fund, the original series; Scudder Latin America Fund and Scudder Pacific Opportunities Fund, both organized in December 1992, Scudder Greater Europe Growth Fund, organized in October 1994, Scudder Emerging Markets Growth Fund, organized in May 1996 and Scudder International Growth and Income Fund, organized in June 1997. Each offered series consists of 200 million shares except for the Fund which consists of 500 million shares. Scudder International Fund is further divided into four classes of shares, the Class AARP, Class S, the Barrett International Shares and the R Class shares. Scudder Latin America Fund, Scudder Pacific Opportunities Fund, Scudder Greater Europe Growth Fund and Scudder Emerging Markets Growth Fund are each further divided into two classes of shares, Class AARP and Class S shares. The Directors have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value, subject to such charges as may be applicable, at the option of the shareholder. Shares have no pre-emptive or conversion rights.

         Scudder Global Fund is a series of Global/International Fund, Inc., a Maryland corporation organized on May 15, 1986. The name of this Corporation was changed, effective May 29, 1998, from Scudder Global Fund, Inc. This Corporation currently consists of five series: Scudder Global Fund, Scudder International Bond Fund, Scudder Global Bond Fund, Global Discovery Fund and Scudder Emerging Markets Income Fund. Scudder Global Fund is further divided into two classes of shares, Class AARP and Class S shares.

         The authorized capital stock of Global/International Fund, Inc. consists of 1.1 billion shares with $.01 par value, 100 million shares of which are allocated to Global Discovery Fund, 400 million shares of which are allocated to Scudder Global Bond Fund, 200 million shares of which are allocated to each of Scudder International Bond Fund, Scudder Emerging Markets Income Fund and Scudder Global Fund. Each share of each series of the Corporation (or class thereof) has equal rights as to each other share of that series (or class) as to voting for Directors, redemption, dividends and liquidation. The Directors have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no pre-emptive or conversion rights.


The  following   information   replaces  the  fifth  complete   paragraph  under
"Investment Adviser" on page 43:


The present investment management agreements (the "Agreements") became effective September 7, 1998, were approved at a shareholder meeting held on December 15, 1998 and were most recently approved by the Directors on June 7, 1999 for Scudder Global Fund and Scudder Emerging Markets Growth Fund. The Agreement for Scudder International Fund was approved at a shareholder meeting held on February 7, 2000 and will become effective on or about August 14, 2000. The Agreements will continue in effect until September 30, 2000 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Directors who are not parties to such Agreement or interested persons of the Adviser or the Corporations, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Corporations' Directors or of a majority of the outstanding voting securities of the respective Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of its assignment.


The  following   information   replaces  the  information   regarding  "Personal
Investments by Employees of the Adviser" on page 44:

Code of Ethics

The Funds, the Adviser and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Funds and employees of the Adviser and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Adviser's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Among other things, the Adviser's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Adviser's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

The  following   information   replaces  the  first  complete   paragraph  under
"Investment Adviser" on page 44:

For Scudder Kemper's services, Scudder International Fund pays Scudder Kemper a fee equal to 0.675% of average daily net assets on such assets up to $6 billion, 0.625% of average daily net assets on such assets exceeding $6 billion, and 0.600% of average daily net assets on such assets exceeding $7 billion. The investment advisory fees for the fiscal years ended March 31, 1999, 1998 and 1997 were $23,819,941, $22,491,681, and $20,989,160, respectively. For the five months ended August 31, 1999, the investment advisory fees pursuant to the Agreement amounted to $11,269,103, of which $2,432,369 was unpaid at August 31, 1999.




The following information replaces the information regarding "Directors and Officers" on page 44:


         DIRECTORS AND OFFICERS OF SCUDDER INTERNATIONAL FUND, INC. AND
                         GLOBAL/INTERNATIONAL FUND, INC.

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------
Henry P. Becton, Jr. (56)         Director                President and General Manager, WGBH             --
WGBH                                                      Educational Foundation
125 Western Avenue
 Allston, MA 02134

Linda C. Coughlin (48)+*          Director                Managing Director of Scudder Kemper     Senior Vice President
                                                          Investments, Inc.


Dawn-Marie Driscoll (53)          Director                Executive Fellow, Center for Business           --
4909 SW 9th Place                                         Ethics, Bentley College; President,
Cape Coral, FL  33914                                     Driscoll Associates (consulting firm)


Edgar R. Fiedler (70)             Director                Senior Fellow and Economic                      --
50023 Brogden                                             Counsellor, The Conference Board, Inc.
Chapel Hill, NC

Keith R. Fox (45)                 Director                Private Equity Investor, President,             --
10 East 53rd Street                                       Exeter Capital Management Corporation
New York, NY  10022

Joan E. Spero (55)                Director                President, Doris Duke Charitable                --
Doris Duke Charitable Foundation                          Foundation; Department of State -
650 Fifth Avenue                                          Undersecretary of State for Economic,
New York, NY  10128                                       Business and Agricultural Affairs
                                                          (March 1993 to January 1997)

Jean Gleason Stromberg (56)       Director                Consultant; Director, Financial                 --
3816 Military Road, NW                                    Institutions Issues, U.S. General
Washington, D.C.                                          Accounting Office (1996-1997);
                                                          Partner, Fulbright & Jaworski Law
                                                          Firm (1978-1996)

                                       12

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------

Jean C. Tempel (56)               Director                Managing Director, First Light Capital          --
One Boston Place
23rd Floor
Boston, MA 02108


Steven Zaleznick (45)*            Director                President and CEO, AARP Services, Inc.          --
(address)

Elizabeth J. Allan (46) #         Vice President          Senior Vice President of Scudder                --
                                                          Kemper Investments, Inc.

Irene T. Cheng (46) #             Vice President          Managing Director of Scudder Kemper             --
                                                          Investments, Inc.

Joyce E. Cornell (56) #           Vice President          Managing Director of Scudder Kemper             --
                                                          Investments, Inc.

Susan E. Dahl (35) #              Vice President          Managing Director of Scudder Kemper             --
                                                          Investments, Inc.

Philip S. Fortuna (41) ##         Vice President          Managing Director of Scudder Kemper             --
                                                          Investments, Inc.

Carol L. Franklin (47) #          Vice President          Managing Director of Scudder Kemper             --
                                                          Investments, Inc.

Edmund B. Games, Jr. (62) +       Vice President          Managing Director of Scudder Kemper             --
                                                          Investments, Inc.

Theresa Gusman (40) #             Vice President          Managing Director of Scudder Kemper             --
                                                          Investments, Inc.

Philip S. Fortuna (41) ##         Vice President          Managing Director of Scudder Kemper             --
                                                          Investments, Inc.

Carol L. Franklin (47) #          Vice President          Managing Director of Scudder Kemper             --
                                                          Investments, Inc.

Ann M. McCreary (43) #            Vice President          Managing Director of Scudder Kemper             --
                                                          Investments, Inc.

Gerald J. Moran ++ (61)           Vice President          Managing Director of Scudder Kemper             --
                                                          Investments, Inc.

Sheridan Reilly (48) #            Vice President          Senior Vice President of Scudder                --
                                                          Kemper Investments, Inc.

Isabel M. Saltzman+ (45)          Vice President          Managing Director of Scudder Kemper             --
                                                          Investments, Inc.

                                       13

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------

Shahram Tajbakhsh (43) ##         Vice President          Senior Vice President of Scudder                --
                                                          Kemper Investments, Inc.

John R. Hebble (42)+              Treasurer               Senior Vice President of Scudder        Assistant Treasurer
                                                          Kemper Investments, Inc.

Caroline Pearson (38)+            Assistant Secretary     Senior Vice President of Scudder        Clerk
                                                          Kemper Investments, Inc.; Associate,
                                                          Dechert Price & Rhoads (law firm)
                                                          1989 - 1997

John Millette (37)+               Vice President and      Vice President of Scudder Kemper                --
                                  Secretary               Investments, Inc.


*        Ms.  Coughlin and Mr.  Zaleznick  are  considered  by the Funds and its
         counsel  to  be   "interested   persons"  of  the  Adviser  or  of  the
         Corporation as defined in the 1940 Act.

**       Unless  otherwise   stated,   all  officers  and  directors  have  been
         associated with their respective companies for more than five years, but not necessarily in the same capacity.
+        Address:  Two International Place, Boston, Massachusetts 02110
#        Address:  345 Park Avenue, New York, New York 10154


         The Directors and officers of the Corporation also serve in similar capacities with respect to other Scudder Funds. The newly-constituted Board may determine to change its compensation structure.


         As of June 15, 2000, all Trustees and Officers of Scudder Global Fund, as a group, owned beneficially (as that term is defined in Section 13 (d) of The Securities and Exchange Act of 1934) less than 1% of the outstanding shares.

         As of June 15, 2000, 5,495,546 shares in the aggregate, or 10.80% of the outstanding shares of Scudder Global Fund were held in the name of Charles Schwab, 101 Montgomery Street, San Francisco, CA, 94101 who may be deemed to be beneficial owner of such shares.

         As of June 15, 2000, all Trustees and Officers of Scudder Emerging Markets Growth Fund and Scudder International Fund, as a group, owned beneficially (as that term is defined in Section 13 (d) of The Securities and Exchange Act of 1934) less than 1% of the outstanding shares.

         Certain accounts for which Scudder Kemper acts as investment adviser owned 1,031,836 shares in the aggregate, or 13.67% of the outstanding shares of as of Scudder Emerging Markets Growth Fund. Scudder Kemper may be deemed to be the beneficial owner of such shares, but disclaims any beneficial ownership in such shares.

         As of June 15, 2000, 636,831 shares in the aggregate, or 8.44% of the outstanding shares of Scudder Emerging Markets Growth Fund were held in the name of Charles Schwab, 101 Montgomery Street, San Francisco, CA, 94101 who may be deemed to be beneficial owner of such shares.

         As of June 15, 2000, 590,934 shares in the aggregate, or 7.82% of the outstanding shares of Scudder Emerging Markets Growth Fund were held in the name of State Street Bank and Trust, Custodian for Scudder Pathway Series: Balanced Portfolio, One Heritage Drive, Quincy, MA 02171 who may be deemed to be beneficial owner of such shares.

         As of June 15, 2000, 9,663,857 shares in the aggregate, or 12.44% of the outstanding shares of Scudder International Fund were held in the name of Charles Schwab, 101 Montgomery Street, San Francisco, CA, 94101 who may be deemed to be beneficial owner of such shares.

         To the knowledge of the Fund, as of June 15, 2000, no person owned beneficially more than 5% of the outstanding shares of Scudder Global Fund, except as stated above.

         To the knowledge of the Fund, as of June 15, 2000, no person owned beneficially more than 5% of the outstanding shares of Scudder Emerging Markets Growth Fund, except as stated above.

         To the knowledge of the Fund, as of June 15, 2000, no person owned beneficially more than 5% of the outstanding shares of Scudder International Fund, except as stated above.

The following  information  regarding the "Administrative  Fee" is added on page
53:

Administrative Fee


         Each Fund has entered into administrative services agreements with Scudder Kemper (the "Administration Agreements"), pursuant to which Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by a Fund (other than those provided by Scudder Kemper under its investment management agreements with the Funds, as described above) in exchange for the payment by each Fund of an administrative services fee (the "Administrative Fee") of 0.375% of its average daily net assets for Scudder International Fund and Scudder Global Fund, and 0.65% of Scudder Emerging Markets Growth Fund's average daily net assets. One effect of these arrangements is to make each Fund's future expense ratio more predictable. The Administrative Fee will become effective on or about August 14, 2000 for Scudder International Fund, September 11, 2000 for Scudder Global Fund and October 2, 2000 for Scudder Emerging Markets Growth Fund.

         Various third-party service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to the Funds pursuant to separate agreements with the Funds. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for the Funds and maintains their accounting records. Scudder Service Corporation, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the shares of the Funds. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. As custodian, Brown Brothers Harriman holds the portfolio securities of the Funds, pursuant to a custodian agreement. PricewaterhouseCoopers LLP audits the financial statements of the Funds and provides other audit, tax, and related services. Dechert Price & Rhoads acts as general counsel for each Fund. In addition to the fees they pay under the investment management agreements with Scudder Kemper, the Funds pay the fees and expenses associated with these service arrangements, as well as each Fund's insurance, registration, printing, postage and other costs.

         Scudder Kemper will pay the Service Providers for the provision of their services to the Funds and will pay other fund expenses, including insurance, registration, printing and postage fees. In return, each Fund will pay Scudder Kemper an Administrative Fee.


         Each Administration Agreement has an initial term of three years, subject to earlier termination by a Fund's Board. The fee payable by a Fund to Scudder Kemper pursuant to the Administration Agreements is reduced by the amount of any credit received from the Fund's custodian for cash balances.

         Certain expenses of the Funds will not be borne by Scudder Kemper under the Administration Agreements, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Directors (including the fees and expenses of their independent counsel). In addition, each Fund will continue to pay the fees required by its investment management agreement with Scudder Kemper.

The following information regarding "Other Information" is added on page 69:

The CUSIP number of Scudder Global Fund Class AARP is 378947-873.

The CUSIP number of Scudder International Fund Class AARP is 811165-828.

The  CUSIP  number  of  Scudder  Emerging  Markets  Growth  Fund  Class  AARP is
811165-869.



July 14, 2000

Item 23                        Exhibits:

                               a.       (1)      Articles of Amendment and Restatement, dated December 13, 1990, is incorporated by reference to Post-Effective Amendment No. 8 to the
                                                 Registration Statement.

                                        (2)      Articles of Amendment, dated December 29, 1997, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration
                                                 Statement.

                                        (3)      Articles of Amendment, dated May 29, 1998, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration
                                                 Statement.

                                        (4)      Articles Supplementary, dated February 14, 1991, is incorporated by reference to Post-Effective Amendment No. 9 to the Registration
                                                 Statement.

                                        (5)      Articles Supplementary, dated July 11, 1991, is incorporated by reference to Post-Effective Amendment No. 12 to the Registration
                                                 Statement.

                                        (6)      Articles Supplementary, dated November 24, 1992, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration
                                                 Statement.

                                        (7)      Articles Supplementary, dated October 20, 1993, is incorporated by reference to Post-Effective Amendment No. 19 to the Registration
                                                 Statement.

                                        (8)      Articles Supplementary, dated December 14, 1995, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration
                                                 Statement.

                                        (9)      Articles Supplementary, dated March 6, 1996, is incorporated by reference to Post-Effective Amendment No. 28 to the Registration
                                                 Statement.

                                        (10)     Articles Supplementary, dated April 15, 1998 is incorporated by reference to Post-Effective Amendment No. 34 to the Registration
                                                 Statement.

                                        (11)     Articles Supplementary, dated March 31, 2000, are incorporated by reference to Post-Effective Amendment No. 44 to the Registration
                                                 Statement.

                               b        (1)      By-Laws, dated May 15, 1986, are incorporated by reference to the original Registration Statement.

                                        (2)      Amendment, dated May 4, 1987, to the By-Laws is incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                                 Statement.

                                        (3)      Amendment to the By-Laws, dated September 14, 1987, is


                                       2

                                                 incorporated by reference to Post-Effective Amendment No. 5 to the
                                                 Registration Statement.

                                        (4)      Amendment to the By-Laws, dated July 27, 1988, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration
                                                 Statement.

                                        (5)      Amendment to the By-Laws, dated September 15, 1989, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration
                                                 Statement.

                                        (6)      Amended and Restated By-Laws, dated March 4, 1991, are
                                                 incorporated by reference to Post-Effective Amendment No. 12 to the
                                                 Registration Statement.

                                        (7)      Amendment to the By-Laws, dated September 20, 1991, is incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                                                 Statement.

                                        (8)      Amendment to the By-Laws, dated December 12, 1991, is incorporated by reference to Post-Effective Amendment No. 23 to the Registration
                                                 Statement.

                                        (9)      Amendment to the By-Laws, dated October 1, 1996, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration
                                                 Statement.

                                        (10)     Amendment to the By-Laws, dated December 3, 1997, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration
                                                 Statement.

                                        (11)     Amendment to the By-Laws, dated February 7, 2000, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration
                                                 Statement.

                               c        (1)      Specimen Share Certificate representing shares of capital stock of
                                                 $.01 par value of Scudder Global Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

                                        (2)      Specimen Share Certificate representing shares of capital stock of
                                                 $.01 par value of Scudder International Bond Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration
                                                 Statement.

                               d        (1)      Investment Management Agreement between the Registrant (on behalf of Scudder Global Fund) and Scudder Kemper Investments, Inc. dated
                                                 September 7, 1998 is incorporated by reference to Post-Effective
                                                 Amendment No. 36 to the Registration Statement.

                                        (2)      Investment Management Agreement between the Registrant (on behalf of Scudder International Bond Fund) and Scudder Kemper Investments,
                                                 Inc., dated September 7, 1998, is incorporated by reference to
                                                 Post-Effective Amendment No. 36 to the Registration Statement.

                                       3

                                        (3)      Investment Management Agreement between the Registrant (on behalf of Scudder Global Bond Fund) and Scudder Kemper Investments, Inc.,
                                                 dated September 7, 1998, is incorporated by reference to
                                                 Post-Effective Amendment No. 36 to the Registration Statement.

                                        (4)      Investment Management Agreement between the Registrant (on behalf of Scudder Global Discovery Fund) and Scudder Kemper Investments,
                                                 Inc., dated September 7, 1998, is incorporated by reference to Post
                                                 Effective Amendment No. 36 to the Registration Statement.

                                        (5)      Investment Management Agreement between the Registrant (on behalf of Scudder Emerging Markets Income Fund) and Scudder Kemper
                                                 Investments, Inc., dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 36 to the Registration
                                                 Statement.

                               e        (1)      Underwriting Agreement between the Registrant and Scudder Investor
                                                 Services, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration
                                                 Statement.

                                        (2)      Underwriting and Distribution Services Agreement between the
                                                 Registrant  (on behalf of Global Discovery Fund) and Kemper
                                                 Distributors, Inc., dated August 6, 1998 incorporated by reference to Post Effective Amendment 36 to the Registration Statement.

                                        (3)      Underwriting and Distribution Services Agreement between the
                                                 Registrant, (on behalf of Global Discovery Fund) and Kemper
                                                 Distributors, Inc., dated September 7, 1998, is incorporated by reference to Post Effective Amendment No. 37 to the Registration
                                                 Statement.

                                        (4)      Underwriting Agreement between the Registrant and Scudder Investor
                                                 Services, Inc., dated May 8, 2000, is filed herein.

                               f                 Inapplicable.

                               g        (1)      Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated July 24, 1986, is incorporated by reference to Post-Effective Amendment No. 1 to the Registration
                                                 Statement.

                                        (2)      Fee schedule for Exhibit (g)(1) is incorporated by reference to
                                                 Post-Effective Amendment No. 4 to the Registration Statement.

                                        (3)      Custodian Agreement between the Registrant (on behalf of Scudder
                                                 International Bond Fund) and Brown Brothers Harriman & Co., dated
                                                 July 1, 1988, is incorporated by reference to Post-Effective
                                                 Amendment No. 5 to the Registration Statement.

                                        (4)      Fee schedule for Exhibit 8(g)(3) is incorporated by reference to
                                                 Post-Effective Amendment No. 5 to the Registration Statement.

                                       4

                                        (5)      Amendment, dated September 16, 1988, to the Custodian Contract between the Registrant and State Street Bank and Trust Company
                                                 dated July 24, 1986 is Incorporated by reference to Post-Effective
                                                 Amendment No. 6 to the Registration Statement.

                                        (6)      Amendment, dated December 7, 1988, to the Custodian Contract between the Registrant and State Street Bank and Trust Company
                                                 dated July 24, 1986 is incorporated by reference to Post-Effective
                                                 Amendment No. 6 to the Registration Statement.

                                        (7)      Amendment, dated November 30, 1990, to the Custodian Contract between the Registrant and State Street Bank and Trust Company,
                                                 dated July 24, 1986, is incorporated by reference to Post-Effective
                                                 Amendment No. 10 to the Registration Statement.

                                        (8)      Custodian Agreement between the Registrant (on behalf of Scudder
                                                 Short Term Global Income Fund) and Brown Brothers Harriman & Co.,
                                                 dated February 28, 1991, is incorporated by reference to
                                                 Post-Effective Amendment No. 15 to the Registration Statement.

                                        (9)      Custodian Agreement between the Registrant (on behalf of Scudder
                                                 Global Small Company Fund) and Brown Brothers Harriman & Co., dated
                                                 August 30, 1991, is incorporated by reference to Post-Effective
                                                 Amendment No. 16 to the Registration Statement.

                                        (10)     Custodian Agreement between the Registrant (on behalf of Scudder
                                                 Emerging Markets Income Fund) and Brown Brothers Harriman & Co.,
                                                 dated December 31, 1993, is incorporated by reference to
                                                 Post-Effective Amendment No. 23 to the Registration Statement.

                                        (11)     Amendment  (on behalf of Scudder Global Fund) dated October 3, 1995 to the Custodian Agreement between the Registrant and Brown
                                                 Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 24 to the Registration
                                                 Statement.

                                        (12)     Amendment, dated September 29, 1997, to the Custodian Contract between the Registrant and Brown Brothers Harriman & Co. dated,
                                                 March 7, 1995, is incorporated by reference to Post-Effective
                                                 Amendment No. 32 to the Registration Statement.

                                        (13)     Amendment (on behalf of Scudder International Bond Fund), dated
                                                 April 16, 1998, to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 34 to the
                                                 Registration Statement.

                                        (14)     Amendment (on behalf of Scudder Global Discovery Fund), dated April
                                                 16, 1998, to the Custodian Agreement between the Registrant and
                                                 Brown Brothers Harriman & Co., dated March 7, 1998, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration
                                                 Statement.

                                       5

                                        (15)     Amendment (on behalf of Scudder Emerging Markets Income Fund), dated June 17, 1998, to the Custodian Agreement between the
                                                 Registrant and Brown Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

                               h        (1)      Transfer Agency and Service Agreement between the Registrant and
                                                 Scudder Service Corporation, dated October 2, 1989, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration
                                                 Statement.

                                        (2)      Revised fee schedule dated October 1, 1996 for Exhibit 9(a)(1) is incorporated by reference to Post-Effective Amendment No. 28 to the
                                                 Registration Statement.

                                        (3)      Agency agreement between the Registrant, (on behalf of Global
                                                 Discovery Fund) and Kemper Service Company, dated April 16,1998, is incorporated by reference to Post-Effective Amendment No. 35 to the
                                                 Registration Statement.

                                        (4)      COMPASS Service Agreement between Scudder Trust Company and the
                                                 Registrant, dated October 1, 1995, is incorporated by reference to
                                                 Post-Effective Amendment No. 26 to the Registration Statement.

                                        (5)      Revised fee schedule, dated October 1, 1996, for Exhibit 9(b)(4) is incorporated by reference to Post-Effective Amendment No. 28 to the
                                                 Registration Statement.

                                        (6)      Shareholder Services Agreement with Charles Schwab & Co., Inc., dated June 1, 1990, is incorporated by reference to Post-Effective
                                                 Amendment No. 7 to the Registration Statement.

                                        (7)      Service Agreement between Copeland Associates, Inc. and Scudder
                                                 Service Corporation (on behalf of Scudder Global Fund and Scudder
                                                 Global Small Company Fund), dated June 8, 1995, is incorporated by reference to Post-Effective Amendment No. 24 to the Registration
                                                 Statement.

                                        (8)      Administrative Services Agreement between McGladvey & Pullen, Inc.
                                                 and the Registrant, dated September 30, 1995, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration
                                                 Statement.

                                        (9)      Administrative Services Agreement between the Registrant (on behalf of Global Discovery Fund) and Kemper Distributors, Inc., dated
                                                 April 16, 1998, is incorporated by reference to Post-Effective
                                                 Amendment No. 34 to the Registration Statement.

                                        (10)     Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Fund) and Scudder Fund Accounting
                                                 Corporation, dated March 14, 1995, is incorporated by reference to
                                                 Post-Effective Amendment No. 24 to the Registration Statement.

                                       6

                                        (11)     Fund Accounting Services Agreement between the Registrant (on behalf of Scudder International Bond Fund) and Scudder Fund
                                                 Accounting Corporation, dated August 3, 1995, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration
                                                 Statement.

                                        (12)     Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Small Company Fund) and Scudder Fund
                                                 Accounting Corporation, dated June 15, 1995, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration
                                                 Statement.

                                        (13)     Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Bond Fund (formerly Scudder Short Term
                                                 Global Income Fund)) and Scudder Fund Accounting Corporation, dated
                                                 November 29, 1995, is incorporated by reference to Post-Effective
                                                 Amendment No. 26 to the Registration Statement.

                                        (14)     Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Emerging Markets Income Fund) and Scudder Fund
                                                 Accounting Corporation, dated February 1, 1996, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration
                                                 Statement.

                                        (15)     Form of Administrative Agreement between the Registrant on behalf of Global/International Fund, Inc. and Scudder Kemper Investments,
                                                 Inc. dated September 11, 2000 is filed herein.

                               i                 Opinion and Consent of Counsel is filed herein.

                               j                 Report of Independent Accountants is filed herein.

                               k                 Inapplicable.

                               l                 Inapplicable.

                               m        (1)      Amended and Restated Rule 12b-1 Plan for Global Discovery Fund
                                                 Class B Shares, dated August 6, 1998, is incorporated by reference to Post Effective Amendment No. 36 to the Registration Statement.

                                        (2)      Amended and Restated Rule 12b-1 Plan for Global Discovery Fund
                                                 Class C Shares dated August 6, 1998 is incorporated by reference to
                                                 Post Effective Amendment No. 36 to the Registration Statement.

                               n.       (1)      Mutual Funds Multi-Distribution System Plan pursuant to Rule
                                                 18f-3 is incorporated by reference to Post-Effective Amendment No.
                                                 33 to the Registration Statement. (Previously filed as Exhibit o to
                                                 Post-Effective Amendment No. 33).

                                        (2)      Plan with respect to Scudder Emerging Markets Income Fund pursuant to Rule 18f-3 is filed herein.

                                        (3)      Plan with respect to Scudder Global Fund pursuant to Rule 18f-3 is filed herein.

                                       7

                                        (4)      Plan with respect to Scudder Global Bond Fund pursuant to Rule
                                                 18f-3 is filed herein.

                                        (5)      Amended and Restated Plan with respect to Scudder Emerging Markets
                                                 Income Fund pursuant to Rule 18f-3 is filed herein.

                                        (6)      Amended and Restated Plan with respect to Scudder Global Fund pursuant to Rule 18f-3 is filed herein.

                                        (7)      Amended and Restated Plan with respect to Scudder Global Bond Fund pursuant to Rule 18f-3 is filed herein.

                                        (8)      Amended and Restated Plan with respect to Scudder International
                                                 Bond Fund pursuant to Rule 18f-3 is filed herein.

                               p.       (1)      Scudder Kemper Investments, Inc., Scudder Investor Services,
                                                 Inc. and Kemper Distributors, Inc. Code of Ethics is incorporated by reference to Post-Effective Amendment No. 44 Exhibit (p) to the
                                                 Registration Statement.

                                        (2)      Code of Ethics of the Global/International Fund, Inc. is filed herein.

Item 24.          Persons Controlled by or under Common Control with Registrant
--------          -------------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's Directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent error or accidental omission in the scope of their duties.

         Article Tenth of Registrant's Articles of Incorporation state as follows:

TENTH:            Liability and Indemnification
------            -----------------------------

         To the fullest extent permitted by the Maryland General Corporation Law and the Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal.

         The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General Corporation Law, as may be amended from time to time, and the Investment Company Act of 1940. The By-laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

         The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

         The rights provided to any person by this Article shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

         Nothing in these Articles of Amendment and Restatement shall be deemed to (i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission under those Acts or (ii) protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer, Scudder Kemper Investments, Inc.**
                           Director, Kemper Service Company
                           Director, Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director and Treasurer, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**
                           Director and Chairman, Scudder Threadneedle International Ltd.
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and President, Scudder Realty Holdings Corporation *
                           Director, Scudder, Stevens & Clark Overseas Corporation o
                           Director and Treasurer, Zurich Investment Management, Inc. xx
                           Director and Treasurer, Zurich Kemper Investments, Inc.
                           Director, Kemper Distributors, Inc.

Lynn S. Birdsong           Director, Vice President and Chief Investment Officer, Scudder Kemper Investments,
                                 Inc.**


                                       9

                           Director and Chairman, ScudderInvestments (Luxembourg) S.A.#
                           Director, Scudder Investments (U.K.) Ltd.. oo
                           Director and Chairman of the Board, Scudder Investments Asia, Ltd.ss.ooo
                           Director and Chairman, Scudder Investments Japan, Inc. @@@
                           Senior Vice President, Scudder Investor Services, Inc.
                           Director and Chairman, Scudder Trust (Cayman) Ltd.   @@@
                           Director, Scudder, Stevens & Clark Australia x
                           Director and Vice President, Zurich Investment Management, Inc. xx
                           Director and President, Scudder, Stevens & Clark Corporation **
                           Director and President, Scudder , Stevens & Clark Overseas Corporation o
                           Director, Scudder Threadneedle International Ltd.
                           Director, Korea Bond Fund Management Co., Ltd. @

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company xxx

Nicholas Bratt             Director, Scudder Kemper Investments, Inc.**
                           Vice President, Scudder, Stevens & Clark Corporation **
                           Vice President, Scudder, Stevens & Clark Overseas Corporation o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, Chairman of the Board, Zurich Holding Company of America xxx
                           Director, ZKI Holding Corporation xx

Harold D. Kahn             Chief Financial Officer, Scudder Kemper Investments, Inc.**

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Vice President, Chief Legal Officer and Secretary, Kemper Distributors, Inc.
                           Director and Secretary, Kemper Service Company
                           Director, Senior Vice President, Chief Legal Officer & Assistant Clerk, Scudder
                                 Investor Services, Inc.
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director and Secretary, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc. ###
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. @@
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporationo
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**


                                       10

                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President, Chief Legal Officer and Secretary, Scudder Financial
                                 Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd. @
                           Director, Scudder Threadneedle International Ltd.
                           Director, Chairman of the Board and Secretary, Scudder Investments Canada, Ltd.
                           Director, Scudder Investments Japan, Inc. +++
                           Director and Secretary, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and Secretary, Zurich Investment Management, Inc. xx

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc. ###
                           President and Director, Scudder, Stevens & Clark Overseas Corporationo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc. @@
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg
                           Director, Scudder Threadneedle International Ltd.
                           Director, Scudder Investments Japan, Inc. +++
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           President and Director, Zurich Investment Management, Inc. xx
                           Director and Deputy Chairman, Scudder Investment Holdings Ltd.

         *        Two International Place, Boston, MA
         @@       333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
                  Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         @@@      Grand Cayman, Cayman Islands, British West Indies
         o        20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         xxx      Zurich Towers, 1400 American Ln., Schaumburg, IL
         @        P.O. Box 309, Upland House, S. Church St., Grand Cayman,
                  British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland
         oo       One South Place, 5th Floor, London EC2M 2ZS England
         ooo      One Exchange Square, 29th Floor, Hong Kong
         +++      Kamiyachyo Mori Building, 12F1, 4-3-20, Toranomon, Minato-ku,
                  Tokyo 105-0001
         x        Level 3, Five Blue Street, North Sydney, NSW 2060

Item 27.          Principal Underwriters.
--------          ----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 27.

         (1)                               (2)                                     (3)

         Scudder Investor Services, Inc.   Position and Offices with               Positions and
         Name and Principal                Scudder Investor Services, Inc.         Offices with Registrant
         Business Address                  -------------------------------         -----------------------
         ----------------

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      Director and Trustee
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         John R. Hebble                    Assistant Treasurer                     Treasurer
         Two International Place
         Boston, MA  02110

         James J. McGovern                 Chief Financial Officer and Treasurer   None
         345 Park Avenue
         New York, NY  10154

         Lorie C. O'Malley                 Vice President                          None
         Two International Place
         Boston, MA 02110

                                       12

         Scudder Investor Services, Inc.   Position and Offices with               Positions and
         Name and Principal                Scudder Investor Services, Inc.         Offices with Registrant
         Business Address                  -------------------------------         -----------------------
         ----------------

         Caroline Pearson                  Clerk                                   Assistant Secretary
         Two International Place
         Boston, MA  02110

         Kathryn L. Quirk                  Director, Senior Vice President, Chief  None
         345 Park Avenue                   Legal Officer and Assistant Clerk
         New York, NY  10154

         Robert A. Rudell                  Director and Vice President             None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President and Chief Compliance     None
         Two International Place           Officer
         Boston, MA  02110


         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage            Other
                 Underwriter             Commissions       and Repurchases       Commissions        Compensation
                 -----------             -----------       ---------------       -----------        ------------

               Scudder Investor              None                None                None               None
                Services, Inc.

         (d)

         Kemper Distributors, Inc. acts as principal underwriters of the Registrant's shares (on behalf of Global Discovery Fund - Class A, Class B and Class C Shares) and acts as principal underwriters of the Kemper Funds.

         (e)


         (1)                               (2)                                                      (3)

         Name and Principal                Position and Offices with                               Positions and
         Business Address                  Kemper Distributors, Inc.                               Offices with Registrant
         ----------------                  -------------------------                               -----------------------


         James L. Greenawalt               President                                               None

         Linda C. Coughlin                 Director and Vice Chairman                              None

         Kathryn L. Quirk                  Director, Secretary, Chief Legal Officer and Vice       Director
                                           President

         James J. McGovern                 Chief Financial Officer and Treasurer                   None

         Linda J. Wondrack                 Vice President and Chief Compliance Officer             None

         Paula Gaccione                    Vice President                                          None

                                       13

         Michael E. Harrington             Managing Director                                       None

         Robert A. Rudell                  Vice President                                          None


         Todd N. Gierke                    Assistant Treasurer                                     None

         Phillip J. Collora                Assistant Secretary                                     None

         Paul J. Elmlinger                 Assistant Secretary                                     None

         Diane E. Ratekin                  Assistant Secretary                                     None

         Mark S. Casady                    Director and Chairman                                   None

         Stephen R. Beckwith               Director                                                None

         Herbert A. Christiansen           Vice President                                          None

         Michael Curran                    Managing Director                                       None

         Robert Froelich                   Managing Director                                       None

         C. Perry Moore                    Senior Vice President and Managing Director             None

         Lorie O'Malley                    Managing Director                                       None

         David Swanson                     Managing Director                                       None

         William F. Glavin                 Managing Director                                       None

         Gary N. Kocher                    Managing Director                                       None

         Howard S. Schneider               Managing Director                                       None

         Thomas V. Bruns                   Managing Director                                       None

         Johnston Allan Norris             Managing Director and Senior Vice President             None

         John H. Robinson, Jr.             Managing Director and Senior Vice President             None


Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY 10154. Records relating to the duties of the Registrant's custodian (on behalf of Scudder Global Fund) are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's custodian (on behalf of Scudder International Bond Fund, Scudder Short Term Global Income Fund, Scudder Global Small Company Fund and Scudder Emerging Markets Income
                  Fund) are maintained by Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts.


Item 29.          Management Services.
-------           -------------------

                  Inapplicable.

Item 30.          Undertakings.
-------           ------------

                  None.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 13th day of July, 2000.

                                               GLOBAL/INTERNATIONAL FUND, INC.



                                               By  /s/ John Millette
                                                   John Millette
                                                   Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----
/s/ Nicholas Bratt
--------------------------------------
Nicholas Bratt                              President (Chief Executive Officer) of       July 13, 2000
                                            all Series except
                                            Scudder Global Fund

/s/ William E. Holzer
--------------------------------------
William E. Holzer                           President (Chief Executive Officer) of       July 13, 2000
                                            Scudder Global Fund

/s/ Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                       Director                                     July 13, 2000

/s/ Linda C. Coughlin
--------------------------------------
Linda C. Coughlin*                          Director                                     July 13, 2000

/s/Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*                        Director                                     July 13, 2000

/s/ Edgar R. Fiedler
--------------------------------------
Edgar R. Fiedler *                          Director                                     July 13, 2000

/s/ Keith R. Fox
--------------------------------------
Keith R. Fox*                               Director                                     July 13, 2000

/s/ Joan E. Spero
--------------------------------------
Joan E. Spero*                              Director                                     July 13, 2000

/s/ Jean Gleason Stromberg
--------------------------------------
Jean Gleason Stromberg *                    Director                                     July 13, 2000

/s/ Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Director                                     July 13, 2000

/s/ Steven Zaleznick
--------------------------------------


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----
Steven Zaleznick*                           Director                                     July 13, 2000


/s/ John R. Hebble
--------------------------------------
John R. Hebble                              Treasurer (Chief Financial Officer)          July 13, 2000


By:      /s/ John Millette
         -----------------
         John Millette**,
         Secretary

**Attorney-in-fact pursuant to the powers of attorney filed herein.

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of Rule 438 of the Securities Act of 1933, this consent has been signed below by the following person on the date indicated. By so signing, the undersigned does hereby consent to the inclusion of his/her name in the Registration Statement.



SIGNATURE                                    DATE
---------                                    ----

/s/Henry P. Becton, Jr.                      5/1/2000
---------------------------------------
Henry P. Becton, Jr.

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of Rule 438 of the Securities Act of 1933, this consent has been signed below by the following person on the date indicated. By so signing, the undersigned does hereby consent to the inclusion of his/her name in the Registration Statement.



SIGNATURE                                    DATE
---------                                    ----

/s/Dawn-Marie Driscoll                       5/1/2000
---------------------------------------
Dawn-Marie Driscoll

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of Rule 438 of the Securities Act of 1933, this consent has been signed below by the following person on the date indicated. By so signing, the undersigned does hereby consent to the inclusion of his/her name in the Registration Statement.



SIGNATURE                                    DATE
---------                                    ----

/s/Jean Gleason Stromberg                    5/1/2000
---------------------------------------
Jean Gleason Stromberg

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of Rule 438 of the Securities Act of 1933, this consent has been signed below by the following person on the date indicated. By so signing, the undersigned does hereby consent to the inclusion of his/her name in the Registration Statement.



SIGNATURE                                    DATE
---------                                    ----

/s/Edgar R. Fiedler                          6/20/2000
---------------------------------------
Edgar R. Fiedler

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of Rule 438 of the Securities Act of 1933, this consent has been signed below by the following person on the date indicated. By so signing, the undersigned does hereby consent to the inclusion of his/her name in the Registration Statement.



SIGNATURE                                    DATE
---------                                    ----

/s/Keith R. Fox                              5/1/2000
---------------------------------------
Keith R. Fox

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of Rule 438 of the Securities Act of 1933, this consent has been signed below by the following person on the date indicated. By so signing, the undersigned does hereby consent to the inclusion of his/her name in the Registration Statement.



SIGNATURE                                    DATE
---------                                    ----

/s/Jean C. Tempel                            5/1/2000
---------------------------------------
Jean C. Tempel

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of Rule 438 of the Securities Act of 1933, this consent has been signed below by the following person on the date indicated. By so signing, the undersigned does hereby consent to the inclusion of his/her name in the Registration Statement.



SIGNATURE                                    DATE
---------                                    ----

/s/Steven Zaleznick                          5/1/2000
---------------------------------------
Steven Zaleznick

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of Rule 438 of the Securities Act of 1933, this consent has been signed below by the following person on the date indicated. By so signing, the undersigned does hereby consent to the inclusion of his/her name in the Registration Statement.



SIGNATURE                                    DATE
---------                                    ----

/s/Joan Edelman Spero                        5/1/2000
---------------------------------------
Joan Edelman Spero

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of Rule 438 of the Securities Act of 1933, this consent has been signed below by the following person on the date indicated. By so signing, the undersigned does hereby consent to the inclusion of his/her name in the Registration Statement.



SIGNATURE                                    DATE
---------                                    ----

/s/Linda C. Coughlin                         5/1/2000
---------------------------------------
Linda C. Coughlin

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                    DATE
---------                                    -----                    ----


/s/Henry P. Becton, Jr.
---------------------------------------
Henry P. Becton, Jr.                         Trustee/Director          7/14/2000

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                    DATE
---------                                    -----                    ----


/s/Dawn-Marie Driscoll
---------------------------------------
Dawn-Marie Driscoll                          Trustee/Director         7/14/2000

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                    DATE
---------                                    -----                    ----


/s/Jean Gleason Stromberg
---------------------------------------
Jean Gleason Stromberg                       Trustee/Director         7/14/2000

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                    DATE
---------                                    -----                    ----


/s/Edgar R. Fiedler
---------------------------------------
Edgar R. Fiedler                             Trustee/Director         6/20/00

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                    DATE
---------                                    -----                    ----


/s/Keith R. Fox
---------------------------------------
Keith R. Fox                                 Trustee/Director         7/3/00

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                    DATE
---------                                    -----                    ----


/s/Jean C. Tempel
---------------------------------------
Jean C. Tempel                               Trustee/Director         7/14/2000

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                    DATE
---------                                    -----                    ----


/s/Steven Zaleznick
---------------------------------------
Steven Zaleznick                             Trustee/Director         7/14/2000

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                    DATE
---------                                    -----                    ----


/s/Joan Edelman Spero
---------------------------------------
Joan Edelman Spero                           Trustee/Director         7/14/2000

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                    DATE
---------                                    -----                    ----


/s/Linda C. Coughlin
---------------------------------------
Linda C. Coughlin                            Trustee/Director         7/14/2000

                                                               File No. 33-5724
                                                               File No. 811-4670


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 45

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 48

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                         GLOBAL/INTERNATIONAL FUND, INC.

                         GLOBAL/INTERNATIONAL FUND, INC.

                                  Exhibit Index


                                 Exhibit (e)(4)

                                 Exhibit (h)(15)

                                   Exhibit (i)

                                   Exhibit (j)

                                 Exhibit (n)(2)

                                 Exhibit (n)(3)

                                 Exhibit (n)(4)

                                 Exhibit (n)(5)

                                 Exhibit (n)(6)

                                 Exhibit (n)(7)

                                 Exhibit (n)(8)

                                 Exhibit (p)(2)